    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 28, 2005
                                                      REGISTRATION NOS.: 2-71559
                                                                        811-3162
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                           PRE-EFFECTIVE AMENDMENT NO.                       / /
                         POST-EFFECTIVE AMENDMENT NO. 29                     /X/
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                               /X/
                                AMENDMENT NO. 30                             /X/

                                   ----------

                          ACTIVE ASSETS TAX-FREE TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                              AMY R. DOBERMAN, ESQ.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

                                    COPY TO:
          CARL FRISCHLING, ESQ.                   STUART M. STRAUSS, ESQ.
   KRAMER LEVIN NAFTALIS & FRANKEL LLP            CLIFFORD CHANCE US LLP
       1177 AVENUE OF THE AMERICAS                 31 WEST 52ND STREET
        NEW YORK, NEW YORK 10036                 NEW YORK, NEW YORK 10019

                                   ----------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
         /X/   Immediately upon filing pursuant to paragraph (b)
         / /   On (date) pursuant to paragraph (b)
         / /   60 days after filing pursuant to paragraph (a)(1)
         / /   On (date) pursuant to paragraph (a)(1)
         / /   75 days after filing pursuant to paragraph (a)(2)
         / /   On (date) pursuant to paragraph (a)(2) of Rule 485.

         AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

         If appropriate, check the following box:
         / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

[GRAPHIC]

MORGAN STANLEY FUNDS

ACTIVE ASSETS -- MONEY TRUST
                 TAX-FREE TRUST
                 CALIFORNIA TAX-FREE TRUST
                 GOVERNMENT SECURITIES TRUST


FOUR DIFFERENT MONEY MARKET FUNDS OFFERED EXCLUSIVELY TO INVESTORS WHO HAVE AN ACTIVE ASSETS ACCOUNT(R) OR BUSINESSCAPE(R) ACCOUNT WITH MORGAN STANLEY DW INC.


[MORGAN STANLEY LOGO]


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
OCTOBER 28, 2005

                 (This page has been left blank intentionally.)

CONTENTS


Eligible Investors/Overview                                                    1

THE FUNDS

ACTIVE ASSETS MONEY TRUST

       Investment Objectives                                                   2
       Principal Investment Strategies                                         2
       Principal Risks                                                         2
       Past Performance                                                        4
       Fees and Expenses                                                       5
       Portfolio Holdings                                                      5

ACTIVE ASSETS TAX-FREE TRUST

       Investment Objective                                                    6
       Principal Investment Strategies                                         6
       Principal Risks                                                         6
       Past Performance                                                        8
       Fees and Expenses                                                       9
       Portfolio Holdings                                                      9

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

       Investment Objective                                                   10
       Principal Investment Strategies                                        10
       Principal Risks                                                        11
       Past Performance                                                       12
       Fees and Expenses                                                      13
       Portfolio Holdings                                                     13

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

       Investment Objectives                                                  14
       Principal Investment Strategies                                        14
       Principal Risks                                                        15
       Past Performance                                                       16
       Fees and Expenses                                                      17
       Portfolio Holdings                                                     17

FUND MANAGEMENT                                                               18

SHAREHOLDER INFORMATION

       Pricing Fund Shares                                                    21
       How Are Fund Investments Made?                                         21
       How Are Fund Shares Sold?                                              23
       Distributions                                                          24
       Frequent Purchases and Redemptions of Fund Shares                      24
       Tax Consequences                                                       24
       Additional Information                                                 25

FINANCIAL HIGHLIGHTS                                                          26


This PROSPECTUS contains important information about the Funds. Please read it carefully and keep it for future reference.

ELIGIBLE INVESTORS/OVERVIEW


Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each, a "Fund") are four separate money market funds offered exclusively to investors who have an Active Assets Account or BusinesScape Account (the "Accounts") with Morgan Stanley DW Inc. ("Morgan Stanley DW"). (Morgan Stanley DW is affiliated with Morgan Stanley Investment Advisors Inc., the Funds' Investment Adviser.)

As of October 10, 2005, certain investors who have an Active Assets Account are no longer able to elect Active Assets Money Trust or Active Assets Government Securities Trust as a cash sweep investment option. Such investors may continue to elect Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust as a cash sweep investment option. Beginning on or after November 21, 2005 (the "Effective Date"), if your Active Assets Account sweeps cash to Active Assets Money Trust or Active Assets Government Securities Trust, your new cash sweep investment will be interest-bearing bank deposit accounts established under the Bank Deposit Program, unless you choose an alternative sweep option. See "Shareholder Information" in this Prospectus for further details.

There are various account and service fees charged in connection with your Account. Please refer to the respective Account agreement for details. At any time, Morgan Stanley DW may change the fees charged and the services provided in connection therewith, as set forth in the Account agreements. Please speak to your Morgan Stanley Financial Advisor for more information.

THE FUNDS
ACTIVE ASSETS MONEY TRUST

INVESTMENT OBJECTIVES

[GRAPHIC]

Active Assets Money Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

[GRAPHIC]

The Fund invests in high quality, short-term debt obligations. In selecting investments, the "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The Fund's investments include the following money market instruments:

-  Commercial paper.

- Corporate obligations, including but not limited to commercial paper and certificates of deposit.

- Debt obligations of U.S.-regulated banks and instruments secured by those obligations. These investments include certificates of deposit.
-  Certificates of deposit of savings banks and savings and loan associations.
- Debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or its instrumentalities.
- Repurchase agreements, which may be viewed as a type of secured lending by the Fund.

PRINCIPAL RISKS

[GRAPHIC]


There is no assurance that the Fund will achieve its investment objectives. Shares of the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.


CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk.

[SIDENOTE]

MONEY MARKET

A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.

YIELD

THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

The Investment Adviser actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness.

In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.


FOREIGN MONEY MARKET SECURITIES. The Fund may invest in U.S. dollar-denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Adviser determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

PAST PERFORMANCE

[GRAPHIC]

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

[CHART]

ANNUAL TOTAL RETURNS--CALENDAR YEARS

1995    5.72%
1996    5.19%
1997    5.32%
1998    5.28%
1999    4.88%
2000    6.09%
2001    4.15%
2002    1.46%
2003    0.78%
2004    0.99%


The year-to-date total return information as of September 30, 2005 was 1.95%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.55% (quarter ended September 30, 2000) and the lowest return for a calendar quarter was 0.17% (quarter ended September 30, 2003).


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2004)


                                                   PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
Active Assets Money Trust                             0.99%          2.67%            3.97%



For the Fund's most recent 7-day annualized yield you may call toll-free
(800) 869-NEWS.


[SIDENOTE]

ANNUAL TOTAL RETURNS.

THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST TEN CALENDAR YEARS.


AVERAGE ANNUAL TOTAL RETURNS.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.

FEES AND EXPENSES

[GRAPHIC]

The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

ANNUAL FUND OPERATING EXPENSES


Advisory fee*                                                              0.21%
Distribution and service (12b-1) fees                                      0.10%
Other expenses*                                                            0.11%
                                                                           -----
Total annual Fund operating expenses                                       0.42%


---------------

* Expense information in the table has been restated to reflect current fees (see "Fund Management").

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


  1 YEAR        3 YEARS         5 YEARS        10 YEARS
   $  43         $ 135           $ 235          $ 530


PORTFOLIO HOLDINGS

[GRAPHIC]

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's STATEMENT OF ADDITIONAL INFORMATION.

[SIDENOTE]

ANNUAL FUND OPERATING EXPENSES.

THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS.

ACTIVE ASSETS TAX-FREE TRUST

INVESTMENT OBJECTIVE

[GRAPHIC]

Active Assets Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

[GRAPHIC]

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Fund's investments may include tender option bonds and custodial receipts.

The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval.

The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details.

PRINCIPAL RISKS

[GRAPHIC]


There is no assurance that the Fund will achieve its investment objective. Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other


[SIDENOTE]

MONEY MARKET

A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.

YIELD

THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.

government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.


TENDER OPTION BONDS AND CUSTODIAL RECEIPTS. Tender option bonds and custodial receipts are instruments similar to variable rate demand obligations. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations and provide the holder with the option of tendering the receipt back to the custodian or trustee. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third party provider of the demand option, thus causing the bond or receipt to become illiquid.

CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its municipal investments. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.


The Investment Adviser, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

PAST PERFORMANCE

[GRAPHIC]

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

[CHART]

ANNUAL TOTAL RETURNS--CALENDAR YEARS

1995    3.36%
1996    2.98%
1997    3.14%
1998    2.95%
1999    2.74%
2000    3.57%
2001    2.33%
2002    0.99%
2003    0.57%
2004    0.74%


The year-to-date total return information as of September 30, 2005 was 1.34%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.94% (quarter ended December 31, 2000) and the lowest return for a calendar quarter was 0.10% (quarter ended September 30, 2003).


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2004)


                                                   PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
Active Assets Tax-Free Trust                          0.74%          1.63%            2.33%



For the Fund's most recent 7-day annualized yield you may call toll-free
(800) 869-NEWS.


[SIDENOTE]

ANNUAL TOTAL RETURNS.

THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST TEN CALENDAR YEARS.

AVERAGE ANNUAL TOTAL RETURNS.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.

FEES AND EXPENSES

[GRAPHIC]

The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

ANNUAL FUND OPERATING EXPENSES


Advisory fee*                                                              0.31%
Distribution and service (12b-1) fees                                      0.10%
Other expenses*                                                            0.08%
                                                                           -----
Total annual Fund operating expenses                                       0.49%


--------------------

* Expense information in the table has been restated to reflect current fees (see "Fund Management").

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


  1 YEAR        3 YEARS         5 YEARS        10 YEARS
   $  50         $ 157           $ 274          $  616


PORTFOLIO HOLDINGS

[GRAPHIC]

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's STATEMENT OF ADDITIONAL INFORMATION.

[SIDENOTE]

ANNUAL FUND OPERATING EXPENSES.

THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

INVESTMENT OBJECTIVE

[GRAPHIC]

Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

[GRAPHIC]

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California income taxes. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The Investment Adviser generally invests substantially all of the Fund's assets in California municipal obligations. The interest on these investments is exempt from federal and California state income tax. The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details. Municipal obligations are securities issued by state and local governments and regional government authorities. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment contracts of municipalities. Additionally, the Fund's investments may include tender option bonds and custodial receipts.

The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval.

[SIDENOTE]

MONEY MARKET

A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.

YIELD

THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.

PRINCIPAL RISKS

[GRAPHIC]


There is no assurance that the Fund will achieve its investment objective. Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.


TENDER OPTION BONDS AND CUSTODIAL RECEIPTS. Tender option bonds and custodial receipts are instruments similar to variable rate demand obligations. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations and provide the holder with the option of tendering the receipt back to the custodian or trustee. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third party provider of the demand option, thus causing the bond or receipt to become illiquid.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Fund is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state--California--and its municipalities. Because the Fund concentrates its investments in securities issued by California state and local governments and government authorities, the Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning California issuers' ability to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected.

Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.


The Investment Adviser, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

PAST PERFORMANCE

[GRAPHIC]

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

[CHART]

ANNUAL TOTAL RETURNS--CALENDAR YEARS

1995    3.10%
1996    2.73%
1997    2.88%
1998    2.58%
1999    2.35%
2000    2.90%
2001    1.86%
2002    0.80%
2003    0.41%
2004    0.60%


The year-to-date total return as of September 30, 2005 was 1.21%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.82% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 0.06% (quarter ended September 30, 2003).


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2004)


                                                   PAST 1 YEAR     PAST 5 YEARS   PAST 10 YEARS
Active Assets California Tax-Free Trust               0.60%           1.31%           2.02%



For the Fund's most recent 7-day annualized yield you may call toll-free
(800) 869-NEWS.


[SIDENOTE]

ANNUAL TOTAL RETURNS.

THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST TEN CALENDAR YEARS.

AVERAGE ANNUAL TOTAL RETURNS.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.

FEES AND EXPENSES

[GRAPHIC]

The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

ANNUAL FUND OPERATING EXPENSES


Advisory fee*                                                              0.43%
Distribution and service (12b-1) fees                                      0.10%
Other expenses*                                                            0.09%
                                                                           -----
Total annual Fund operating expenses                                       0.62%


-----------------------

* Expense information in the table has been restated to reflect current fees (see "Fund Management").

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


  1 YEAR        3 YEARS         5 YEARS        10 YEARS
   $  63         $ 199           $ 346          $ 774


PORTFOLIO HOLDINGS

[GRAPHIC]

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's STATEMENT OF ADDITIONAL INFORMATION.

[SIDENOTE]

ANNUAL FUND OPERATING EXPENSES.

THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS.

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

INVESTMENT OBJECTIVES

[GRAPHIC]

Active Assets Government Securities Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

[GRAPHIC]

The Fund will invest in high quality, short-term U.S. government securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The U.S. government securities that the Fund may purchase include:

- U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
- Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.
- Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks.
- Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

The Fund also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions.

In addition, the Fund may invest in repurchase agreements which may be viewed as a type of secured lending by the Fund.

[SIDENOTE]

MONEY MARKET

A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.

YIELD

THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.

PRINCIPAL RISKS

[GRAPHIC]


There is no assurance that the Fund will achieve its investment objectives. Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.


CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Fund is associated with its U.S. government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.


Credit risk is minimal with respect to the Fund's U.S. government securities investments. Repurchase agreements and insured certificates of deposit may involve a greater degree of credit risk. The Investment Adviser, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

PAST PERFORMANCE

[GRAPHIC]

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

[CHART]

ANNUAL TOTAL RETURNS--CALENDAR YEARS

1995    5.40%
1996    4.89%
1997    4.99%
1998    4.96%
1999    4.58%
2000    5.82%
2001    3.77%
2002    1.25%
2003    0.60%
2004    0.79%


The year-to-date total return information as of September 30, 2005 was 1.78%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.51% (quarter ended December 31, 2000) and the lowest return for a calendar quarter was 0.12% (quarter ended March 31, 2004).


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2004)


                                                   PAST 1 YEAR     PAST 5 YEARS   PAST 10 YEARS
Active Assets Government Securities Trust             0.79%           2.43%           3.69%



For the Fund's most recent 7-day annualized yield you may call toll-free
(800) 869-NEWS.


[SIDENOTE]

ANNUAL TOTAL RETURNS.

THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST TEN CALENDAR YEARS.

AVERAGE ANNUAL TOTAL RETURNS.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.

FEES AND EXPENSES

[GRAPHIC]

The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

ANNUAL FUND OPERATING EXPENSES


Advisory fee*                                                                0.39%
Distribution and service (12b-1) fees                                        0.10%
Other expenses*                                                              0.09%
                                                                             -----
Total annual Fund operating expenses                                         0.58%


-----------------------

* Expense information in the table has been restated to reflect current fees (see "Fund Management").

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


  1 YEAR        3 YEARS         5 YEARS        10 YEARS
   $  59         $ 186           $ 324          $ 726


PORTFOLIO HOLDINGS

[GRAPHIC]

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's STATEMENT OF ADDITIONAL INFORMATION.

[SIDENOTE]

ANNUAL FUND OPERATING EXPENSES.

THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS.

FUND MANAGEMENT

[GRAPHIC]

Each Fund has retained the Investment Adviser--Morgan Stanley Investment Advisors Inc.--to provide investment advisory services. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Investment Adviser's address is 1221 Avenue of the Americas, New York, NY 10020.


Prior to November 1, 2004, each Fund had retained the Investment Adviser to provide administrative services and to manage the investment of each Fund's assets pursuant to separate investment management agreements (the "Management Agreements") pursuant to which the Funds paid the Investment Adviser a monthly management fee as full compensation for the services and facilities furnished to the Funds and Fund expenses assumed by the Investment Adviser at the following annual rates to the net assets of the Fund, determined as of the close of business on every business day. With respect to Active Assets California Tax-Free Trust and Active Assets Government Securities Trust, the annual rates to the daily net assets were:

-  0.50% of the the daily net assets not exceeding $500 million;
- 0.425% of the daily net assets exceeding $500 million but not exceeding $750 million;
- 0.375% of the daily net assets exceeding $750 million but not exceeding $1 billion;
- 0.35% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;
- 0.325% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;
- 0.30% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;
- 0.275% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and
-  0.25% of the daily net assets exceeding $3 billion.


With respect to Active Assets Money Trust, the annual rates to the daily net assets were:


-  0.50% of the daily net assets not exceeding $500 million;
- 0.425% of the daily net assets exceeding $500 million but not exceeding $750 million;
- 0.375% of the daily net assets exceeding $750 million but not exceeding $1 billion;
- 0.35% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;
- 0.325% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;
- 0.30% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;
- 0.275% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion;
- 0.25% of the daily net assets exceeding $3 billion but not exceeding $15 billion;
- 0.249% of the daily net assets exceeding $15 billion but not exceeding $17.5 billion;
- 0.248% of the daily net assets exceeding $17.5 billion but not exceeding $25 billion;
- 0.247% of the daily net assets exceeding $25 billion but not exceeding $30 billion; and
-  0.246% of the daily net assets exceeding $30 billion.


[SIDENOTE]

MORGAN STANLEY INVESTMENT ADVISORS INC.


THE INVESTMENT ADVISER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND HAD APPROXIMATELY $100 BILLION IN ASSETS UNDER MANAGEMENT OR ADMINISTRATION AS OF SEPTEMBER 30, 2005.

With respect to Active Assets Tax-Free Trust, the annual rates to the daily net assets were:

-  0.50% of the daily net assets not exceeding $500 million;
- 0.425% of the daily net assets exceeding $500 million but not exceeding $750 million;
- 0.375% of the daily net assets exceeding $750 million but not exceeding $1 billion;
- 0.35% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;
- 0.325% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;
- 0.30% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;
- 0.275% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion;
- 0.25% of the daily net assets exceeding $3 billion but not exceeding $15 billion; and
-  0.249% of the daily net assets exceeding $15 billion.


For the fiscal year ended June 30, 2005, each Fund accrued total compensation to the Investment Adviser as follows:


                                                         INVESTMENT ADVISORY
                                                             FEE ACCRUED
                                                       (AS A PERCENTAGE OF THE
FUND                                                  FUND'S AVERAGE NET ASSETS)
Active Assets Money Trust                                       0.23%
Active Assets Tax-Free Trust                                    0.33%
Active Assets California Tax-Free Trust                         0.44%
Active Assets Government Securities Trust                       0.41%


Effective November 1, 2004, the Board of Trustees of each Fund approved separate amended and restated investment advisory agreements to remove the administrative services component from the Management Agreements and to reduce the investment advisory fee by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day. With respect to Active Assets California Tax-Free Trust and Active Assets Government Securities Trust, the annual rates to the daily net assets are:


-  0.45% of the daily net assets not exceeding $500 million;
- 0.375% of the daily net assets exceeding $500 million but not exceeding $750 million;
- 0.325% of the daily net assets exceeding $750 million but not exceeding $1 billion;
- 0.30% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;
- 0.275% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;
- 0.25% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;
- 0.225% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and
-  0.20% of the daily net assets exceeding $3 billion.

With respect to Active Assets Money Trust, the annual rates to the daily net assets are:


-  0.45% of the daily net assets not exceeding $250 million;
- 0.375% of the daily net assets exceeding $250 million but not exceeding $750 million;
- 0.325% of the daily net assets exceeding $750 million but not exceeding $1.25 billion;
- 0.30% of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion;
- 0.275% of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion;
- 0.25% of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion;
- 0.225% of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion;
- 0.20% of the daily net assets exceeding $ 2.75 billion but not exceeding $15 billion;
- 0.199% of the daily net assets exceeding $15 billion but not exceeding $17.5 billion;
- 0.198% of the daily net assets exceeding $17.5 billion but not exceeding $25 billion;
- 0.197% of the daily net assets exceeding $25 billion but not exceeding $30 billion; and
-  0.196% of the daily net assets exceeding $30 billion.


With respect to Active Assets Tax-Free Trust, the annual rates to the daily net assets are:


-  0.45% of the daily net assets not exceeding $500 million;
- 0.375% of the daily net assets exceeding $500 million but not exceeding $750 million;
- 0.325% of the daily net assets exceeding $750 million but not exceeding $1 billion;
- 0.30% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;
- 0.275% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;
- 0.25% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;
- 0.225% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion;
- 0.20% of the daily net assets exceeding $3 billion but not exceeding $15 billion; and
-  0.199% of the daily net assets exceeding $15 billion.

The administrative services previously provided to the Funds by the Investment Adviser are being provided by Morgan Stanley Services Company Inc. ("Administrator") pursuant to a separate administration agreement entered into by each Fund with the Administrator. Such change resulted in a 0.05% reduction in the advisory fee concurrent with the implementation of a 0.05% administration fee pursuant to the new administration agreement.


A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement is available in each Fund's annual report to shareholders for the fiscal year ended June 30, 2005.

SHAREHOLDER INFORMATION

PRICING FUND SHARES

[GRAPHIC]

The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

The net asset value per share of each Fund is determined once daily at 12:00 noon Eastern time on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.

HOW ARE FUND INVESTMENTS MADE?

[GRAPHIC]


Cash balances in your Account that are not invested in securities or other investments will be automatically invested in shares of the Fund of your choice on days that the New York Stock Exchange is open for business (a "business day"). You may select any fund offered as a sweep investment including the Funds, Active Assets Institutional Money Trust and Active Assets Institutional Government Securities Trust. In each case, please read the respective fund's prospectus carefully prior to making an investment decision. You may change your investment selection at any time by notifying your Morgan Stanley Financial Advisor. Upon selecting a different fund, your shares held in the previously designated fund will automatically be sold and reinvested in shares of the newly selected fund.

Your Account will be reviewed on each business day to determine whether it has a cash balance as a result of any credits accrued that day. Credits to your Account may arise, for example, from sales of securities or from direct cash payments into the Account. The cash balance, reduced by any debits to your Account incurred that day, will be used to purchase shares of the fund of your choice on the next business day at the fund's share price calculated on that next day. Debits to your Account may arise from purchases of securities, other Account charges (including, in the case of your BusinesScape Account, any principal and/or interest owed on your commercial line of credit, if applicable), debit card purchases, cash advances, or withdrawals, and any checks written against the Account.

With respect to certain investors, beginning on or after the Effective Date, if your Active Assets Account sweeps cash to Active Assets Money Trust or Active Assets Government Securities Trust, your new cash sweep investment will be interest-bearing bank deposit accounts established under the Bank Deposit Program, unless you choose an alternative sweep option.


[SIDENOTE]

CONTACTING A FINANCIAL ADVISOR

IF YOU ARE NEW TO THE MORGAN STANLEY FUNDS AND WOULD LIKE TO CONTACT A MORGAN STANLEY FINANCIAL ADVISOR, CALL TOLL-FREE 1-866-MORGAN8 FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY OFFICE NEAREST YOU. YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT: www.morganstanley.com/funds

Your interest-bearing deposit accounts will be established at Morgan Stanley Bank (the "Bank"), an affiliate of Morgan Stanley DW, and will be eligible for FDIC insurance for up to $100,000 per depositor, in accordance with FDIC rules. Additional banks may be added in the future. You may continue to elect a new cash sweep investment from the available options at any time. On the Effective Date, such cash sweep investment options will include the Bank Deposit Program, two tax-free money market funds and two institutional money market funds.

The interest rates paid with respect to the bank deposit accounts established under the Bank Deposit Program may be higher or lower than interest rates available on other deposit accounts offered by the Bank or on deposit accounts offered by other depository institutions and may be lower than interest rates paid under your current sweep investment. You should compare the terms, interest rates, required account minimums, and other features of the Bank Deposit Program with other deposit accounts, money market funds and alternative cash investments.

If Active Assets Money Trust or Active Assets Government Securities Trust currently is your cash sweep investment, new cash balances will sweep to interest-bearing bank deposit accounts established under the Bank Deposit Program beginning on the Effective Date. Existing Active Assets Money Trust or Active Assets Government Securities Trust balances will remain invested in the Funds until withdrawn or reassigned by you. After the Effective Date, your existing balances in Active Assets Money Trust or Active Assets Government Securities Trust will diminish over time as they will be used to satisfy cash needs that (i) arise in connection with your Active Assets Account, including, for example, debits that arise from checkwriting, use of your debit card, purchases of securities and fees and (ii) are not first satisfied by cash balances in your Active Assets Account that have not been swept through the Bank Deposit Program (or to any alternative sweep investment designated by you). Such debits will continue to be satisfied by funds remaining in the Active Assets Money Trust or Active Assets Government Securities Trust until all such funds have been depleted. After that, debits in your Active Assets Account will be satisfied from funds in the Bank Deposit Program (or any alternative sweep investment designated by you).


Dividends are not earned until the next business day following the purchase of Fund shares.


If you make a cash payment into your Active Assets Account after your Financial Advisor's deadline for processing checks has passed, then investment in the Fund of your choice may not occur until the second business day after the payment is made (and at the price of the Fund's shares calculated on that second business day). No payments into the Active Assets Account will be credited until federal or other immediately available funds become available to the account.

There is no minimum investment amount for investors, although the current minimum initial deposit into an Active Assets Account is $5,000 in cash or securities and $20,000 in cash or securities for a BusinesScape account.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.


PLAN OF DISTRIBUTION:

Each Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows each Fund to pay distribution fees for the sale and distribution of these shares. It also allows each Fund to pay for services to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW ARE FUND SHARES SOLD?

[GRAPHIC]


AUTOMATIC SALES. Your Account will be reviewed on each business day to determine whether it has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the Account on that day. On the next business day, a sufficient number of your Fund shares will automatically be sold to equal the value of the negative balance. The sale price of the Fund's shares will be the share price calculated on that next business day. If the value of your Fund shares is insufficient to equal the negative balance, Morgan Stanley DW is authorized to take the actions described in your client account agreement, including, if you are eligible, applying a margin loan to your account or accessing your line of credit, as applicable, to cover outstanding debits.

In addition, if Morgan Stanley DW exercises its right to terminate the Account you are invested in, then all of your Fund shares will be sold.


VOLUNTARY SALES. If you wish to sell all or some of your Fund shares, you may do so by:

a) writing a check against your account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks);
b) obtaining cash using your debit card (there may be fees imposed and certain limitations on withdrawals); or
c) calling your Morgan Stanley Financial Advisor.

Once you have taken any of these steps, Fund shares will be sold at the Fund's share price calculated on the next business day. Proceeds from your sale of Fund shares will be reduced by any outstanding debits to your account. Prior to selling any Fund shares through any of the above methods you should call your Morgan Stanley Financial Advisor to determine the value of Fund shares you own. If there is an insufficient value of Fund shares to cover your account withdrawals (i.e., debit card purchases or checks written), then Morgan Stanley DW may take the authorized steps described in your client account agreement.

DISTRIBUTIONS


[GRAPHIC]

Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Adviser does not anticipate that there will be significant capital gain distributions.

Each Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of 12:00 noon the preceding business day. Dividends are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share). With respect to each of Active Assets Money Trust and Active Assets Government Securities Trust, its short-term capital gains, if any, are declared and payable on each business day. The other Funds' short-term capital gains, if any, are distributed periodically. Each Fund's long-term capital gains, if any, are distributed at least once in December.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

[GRAPHIC]

Because, as money market funds, each Fund's principal investment strategy is to maintain a stable share price, frequent purchases and redemptions of shares by Fund shareholders generally do not present risks for other shareholders of each Fund. Therefore, the policies and procedures regulating frequent purchases and redemptions adopted by the Funds' Board of Trustees applicable to other Morgan Stanley Funds are not applicable with respect to frequent purchases and redemptions of each Fund shares. However, frequent trading by Fund shareholders can disrupt management of each Fund and raise its expenses. Therefore, we may not accept any request for a purchase when we believe that it is being used as a tool for market timing and we may bar shareholders who trade excessively from making further purchases for an indefinite period.

TAX CONSEQUENCES

[GRAPHIC]

As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Your income dividend distributions from Active Assets Money Trust and Active Assets Government Securities Trust are normally subject to federal and state income tax when they are paid.

Income dividend distributions from Active Assets Tax-Free Trust are normally exempt from federal income tax and will generally be subject to state income tax. Income dividend distributions from Active Assets California Tax-Free Trust are exempt from federal and California state income taxes--to the extent they are derived from California municipal obligations. With respect to these two Funds, income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

With respect to Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

If a Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether the shareholder receives them in cash or reinvests them in shares of a Fund. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Fund. Under current law, a portion of the ordinary income dividends you receive may be taxed at the same rate as long-term capital gains. However, even if income received in the form of ordinary income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted to offset ordinary income dividends with capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to federal backup withholding tax on taxable distributions and redemption proceeds (as of the date of this PROSPECTUS this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income.

ADDITIONAL INFORMATION

[GRAPHIC]


The Investment Adviser and/or the distributor may pay compensation (out of their own funds and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Funds over other investment options. Any such payments will not change the net asset value or the price of the Funds' shares. For more information, please see the Funds' STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are incorporated by reference in the STATEMENT OF ADDITIONAL INFORMATION from the Fund's annual report, which is available upon request.


ACTIVE ASSETS MONEY TRUST

FOR THE YEAR ENDED JUNE 30,                        2005           2004           2003           2002           2001
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                ----------     ----------     ----------     ----------     ----------
Net income from investment operations                0.018          0.007          0.011          0.023          0.056
Less dividends from net investment income           (0.018)+       (0.007)+       (0.011)+       (0.023)+       (0.056)+
                                                ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          1.82%          0.68%          1.13%          2.33%          5.76%
----------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                              0.42%          0.41%          0.41%          0.40%          0.41%
Net investment income                                 1.80%          0.67%          1.12%          2.32%          5.58%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $   21,601     $   21,655     $   23,278     $   25,038     $   26,212

-------------------------

+  Includes capital gain distribution of less than $0.001.

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are incorporated by reference in the STATEMENT OF ADDITIONAL INFORMATION from the Fund's annual report, which is available upon request.


ACTIVE ASSETS TAX-FREE TRUST

FOR THE YEAR ENDED JUNE 30,                        2005           2004           2003           2002           2001
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                ----------     ----------     ----------     ----------     ----------
Net income from investment operations                0.013          0.005          0.008          0.014          0.033
Less dividends from net investment income           (0.013)        (0.005)        (0.008)        (0.014)        (0.033)
                                                ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          1.32%          0.50%          0.81%          1.38%          3.34%
----------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses (before expense offset)                      0.49%          0.48%          0.48%          0.48%(1)       0.48%
Net investment income                                 1.30%          0.50%          0.80%          1.38%          3.28%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $    2,857     $    2,858     $    3,116     $    2,947     $    3,075

-------------------------

(1) Does not reflect the effect of expense offset of 0.01%.

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are incorporated by reference in the STATEMENT OF ADDITIONAL INFORMATION from the Fund's annual report, which is available upon request.


ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

FOR THE YEAR ENDED JUNE 30,                        2005           2004           2003           2002           2001
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                ----------     ----------     ----------     ----------     ----------
Net income from investment operations                0.012          0.003          0.006          0.011          0.026
Less dividends from net investment income           (0.012)        (0.003)        (0.006)        (0.011)        (0.026)
                                                ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          1.17%          0.35%          0.63%          1.15%          2.68%
----------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses (before expense offset)                      0.62%(1)       0.61%          0.60%          0.60%          0.59%
Net investment income                                 1.16%          0.35%          0.63%          1.14%          2.64%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  704,291     $  687,800     $  762,448     $  762,656     $  759,089

---------------------------

(1) Does not reflect the effect of expense offset of 0.01%.

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are incorporated by reference in the STATEMENT OF ADDITIONAL INFORMATION from the Fund's annual report, which is available upon request.


ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

FOR THE YEAR ENDED JUNE 30,                        2005           2004           2003           2002           2001
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                ----------     ----------     ----------     ----------     ----------
Net income from investment operations                0.016          0.005          0.009          0.020          0.053
Less dividends from net investment income           (0.016)+       (0.005)        (0.009)+       (0.020)+       (0.053)
                                                ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          1.61%          0.50%          0.95%          2.01%          5.48%
----------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                              0.58%          0.56%          0.55%          0.53%          0.56%
Net investment income                                 1.60%          0.49%          0.96%          1.96%          5.24%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $    1,050     $    1,083     $    1,229     $    1,427     $    1,603

----------------------------

+  Includes capital gain distribution of less than $0.001.

NOTES

Additional information about each Fund's investments is available in the Fund's ANNUAL and SEMI-ANNUAL REPORT TO SHAREHOLDERS.


The Funds' STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Funds. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Funds or to make shareholder inquiries, please call toll-free (800) 869-NEWS. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/funds.


You also may obtain information about each Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site.

Information about the Funds (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's (the "SEC") Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

TICKER SYMBOLS:

ACTIVE ASSETS MONEY TRUST                             AAMXX
ACTIVE ASSETS TAX-FREE TRUST                          AATXX
ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST               AACXX
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST             AAGXX

THE FUNDS' INVESTMENT COMPANY ACT FILE NOS. ARE:

ACTIVE ASSETS MONEY TRUST                          811-3159
ACTIVE ASSETS TAX-FREE TRUST                       811-3162
ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST            811-6350
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST          811-3165

Investments and services are offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley, Active Assets, Active Assets Account and BusinesScape are service marks of Morgan Stanley or its affiliates.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

CLF #37829PRO-00

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                               ACTIVE ASSETS -- MONEY TRUST
                                                TAX-FREE TRUST
                                                CALIFORNIA TAX-FREE TRUST
                                                GOVERNMENT SECURITIES TRUST

                                                                     37829 10/05


    FOUR DIFFERENT MONEY MARKET FUNDS OFFERED EXCLUSIVELY TO INVESTORS WHO HAVE AN ACTIVE ASSETS ACCOUNT OR BUSINESSCAPE ACCOUNT WITH MORGAN STANLEY DW INC.


[MORGAN STANLEY LOGO]

                                                                      PROSPECTUS
                                                                OCTOBER 28, 2005

STATEMENT OF ADDITIONAL INFORMATION            ACTIVE ASSETS
OCTOBER 28, 2005                               MONEY TRUST

                                               ACTIVE ASSETS
                                               TAX-FREE TRUST

                                               ACTIVE ASSETS
                                               CALIFORNIA
                                               TAX-FREE TRUST

                                               ACTIVE ASSETS
                                               GOVERNMENT
                                               SECURITIES TRUST


     This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. The PROSPECTUS dated October 28, 2005 for Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each a "Fund") may be obtained without charge from the Funds at their address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.


     The Funds' audited financial statements for the fiscal year ended June 30, 2005, including notes thereto and the report of Deloitte & Touche LLP, are herein incorporated by reference from the Funds' annual reports. Copies of the Funds' ANNUAL REPORT TO SHAREHOLDERS must accompany the delivery of this STATEMENT OF ADDITIONAL INFORMATION.


Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

TABLE OF CONTENTS


     I.     History of the Funds                                                 4
     II.    Description of the Funds and Their Investments and Risks             4
            A. Classification                                                    4
            B. Investment Strategies and Risks                                   4
            C. Investment Objectives/Policies/Investment Restrictions           15
            D. Disclosure of Portfolio Holdings                                 19
     III.   Management of the Funds                                             23
            A. Board of Trustees                                                23
            B. Management Information                                           23
            C. Compensation                                                     31
     IV.    Control Persons and Principal Holders of Securities                 33
     V.     Investment Advisory and Other Services                              34
            A. Investment Adviser and Administrator                             34
            B. Principal Underwriter                                            36
            C. Services Provided by the Investment Adviser and Administrator    37
            D. Rule 12b-1 Plan                                                  38
            E. Other Service Providers                                          40
            F. Codes of Ethics                                                  40
            G. Proxy Voting Policy and Proxy Voting Record                      41
            H. Revenue Sharing                                                  42
     VI.    Brokerage Allocation and Other Practices                            43
            A. Brokerage Transactions                                           43
            B. Commissions                                                      43
            C. Brokerage Selection                                              44
            D. Directed Brokerage                                               44
            E. Regular Broker-Dealers                                           44
     VII.   Capital Stock and Other Securities                                  45
     VIII.  Purchase, Redemption and Pricing of Shares                          45
            A. Purchase/Redemptions of Shares                                   45
            B. Offering Price                                                   46
     IX.    Taxation of the Funds and Their Shareholders                        47
     X.     Underwriters                                                        51
     XI.    Performance Data                                                    51
     XII.   Financial Statements                                                51
     XIII.  Fund Counsel                                                        51

GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

     "ADMINISTRATOR" OR "MORGAN STANLEY SERVICES" -- Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Adviser.

     "CUSTODIAN" -- The Bank of New York.

     "DISTRIBUTOR" -- Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "FINANCIAL ADVISORS" -- Morgan Stanley authorized financial services representatives.

     "FUND" -- Any of the Active Assets Money Trust, the Active Assets Tax-Free Trust, the Active Assets California Tax-Free Trust and the Active Assets Government Securities Trust, each a registered no-load open-end investment company.


     "INDEPENDENT TRUSTEES" -- Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended ("Investment Company Act")) of the Funds.


     "INVESTMENT ADVISER" -- Morgan Stanley Investment Advisors Inc., a wholly-owned investment adviser subsidiary of Morgan Stanley.

     "MORGAN STANLEY & CO." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "MORGAN STANLEY DW" -- Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "MORGAN STANLEY FUNDS" -- Registered investment companies for which the Investment Adviser serves as the investment adviser and that hold themselves out to investors as related companies for investment and investor services.

     "TRANSFER AGENT" -- Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.

     "TRUSTEES" -- The Board of Trustees of the Funds.

I. HISTORY OF THE FUNDS

     Each Fund is organized as a Massachusetts business trust, under a separate Declaration of Trust. With the exception of Active Assets California Tax-Free Trust, each Fund was organized on March 30, 1981. Active Assets California Tax-Free Trust was organized on July 10, 1991.

II. DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

A. CLASSIFICATION

     Each Fund is an open-end, diversified management investment company. Each Fund's investment objective(s) is as follows:

     Active Assets Money Trust--       high current income, preservation of
                                       capital and liquidity.

     Active Assets Tax-Free Trust--    to provide as high a level of daily
                                       income exempt from federal personal
                                       income tax as is consistent with
                                       stability of principal and liquidity.

     Active Assets California Tax-     to provide as high a level of daily
     Free Trust--                      income exempt from federal and California
                                       personal income tax as is consistent with stability of principal and liquidity.

     Active Assets Government          high current income, preservation of
     Securities Trust--                capital and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Funds' investment strategies and risks should be read with the sections of the Funds' PROSPECTUS titled "Principal Investment Strategies" and "Principal Risks."

     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Funds in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Funds. These agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by the Funds of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Funds will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Funds to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds follow procedures approved by the Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored by the Investment Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, or other securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act (the "Rule")). Additionally, upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. A Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Adviser, liquidity or other considerations warrant.


     VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each of the Funds may invest in variable rate and floating rate obligations. Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may only invest in variable rate and floating rate municipal obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the applicable Funds to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to a Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets a Fund's investment quality requirements.


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time, each of the Funds other than Active Assets Money Trust may purchase eligible portfolio securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

     At the time a Fund makes the commitment to purchase or sell securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of its net asset value. A Fund will also establish a segregated account on its books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS -- TAX-FREE TRUST AND CALIFORNIA TAX-FREE TRUST ONLY

     LEASE OBLIGATIONS. Included within the revenue bonds category in which Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

     Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

     PUT OPTIONS. Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which a Fund pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit these Funds to be fully invested in securities, the interest on which is exempt from federal income tax and, with respect to Active Assets California Tax-Free Trust, California personal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Funds' policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Adviser considers, among other things, the amount of cash available to the Funds, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Funds' portfolios.

     A Fund values securities which are subject to puts at its amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on a Fund's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, a Fund enters into put transactions only with municipal securities dealers who are approved by the Trustees. Each dealer will be approved on its own merits and it is the Funds' general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Adviser not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Adviser, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, a Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

     In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for federal income tax purposes.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Funds in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

     TAXABLE SECURITIES. Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest up to 20% of its total assets in taxable money market instruments including, with respect to California Tax-Free Trust, non-California tax-exempt securities. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those non-California tax-exempt securities which satisfy the standards established for California tax-exempt securities may be purchased by California Tax-Free Trust.

     The types of taxable money market instruments in which Tax-Free Trust and California Tax-Free Trust may invest are limited to the following short-term fixed-income securities (maturing in thirteen months or less from the time of purchase): (i) obligations of the U.S. Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit and bankers' acceptances of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

     CUSTODIAL RECEIPTS. Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Funds are not considered to be the owner of the underlying securities held in the custodial account, the Funds may suffer adverse tax consequences. As a holder of custodial receipts, the Funds will bear their respective proportionate share of the fees and expenses charged to the custodial account.

     TENDER OPTION BONDS. Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed-rate coupon and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the Funds' average portfolio maturity. There is a risk that the Funds may not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS -- MONEY TRUST AND/OR GOVERNMENT SECURITIES TRUST ONLY


     LOANS OF PORTFOLIO SECURITIES. Active Assets Government Securities Trust and Active Assets Money Trust may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, each Fund attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Each Fund employs an agent to implement the securities lending program and the agent receives a fee from the Fund for its services. Each Fund will not lend more than 33 1/3% of the value of its total assets.

     Each Fund may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act or the Rules and Regulations or interpretations of the Securities and Exchange Commission ("SEC") thereunder, which currently require that (i) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Fund at any time; and (iv) the Fund receive a reasonable return on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but each Fund will retain the right to call any security in anticipation of a vote that the Investment Adviser deems material to the security on loan.

     There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fall financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Investment Adviser to be creditworthy and when, in the judgment of the investment Adviser, the income which can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Trustees. Each Fund also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.


     REVERSE REPURCHASE AGREEMENTS. Active Assets Government Securities Trust may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase agreement is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund.

     SPECIAL RISK CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES

     As described in the PROSPECTUS, except during temporary periods, Active Assets California Tax-Free Trust will invest substantially all of its assets in California municipal securities. The portfolio of the Fund may include securities issued by the State of California (the "State"), by its various public bodies (the "Agencies") and/or by other municipal entities located within the State (securities of all such entities are referred to herein as "California municipal securities"). In addition, the specific California municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of California municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of California municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of California municipal securities, as well as from other publicly available documents. Such an official statement, together with any updates or supplements thereto, generally may be obtained upon request to the Treasurer's office of the State. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no assurance on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of California municipal securities.

GENERAL ECONOMIC CONDITIONS

     California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. In early 2001, California's economy slipped into a recession, which was concentrated in the State's high technology sector and, geographically, in the San Francisco Bay Area. The economy has since stabilized with 136,300 jobs gained between July 2003 and June 2004 compared with 341,200 jobs lost between March 2001 and July 2003. California's population as of July 1, 2003 of over 35 million represented over 12 percent of the total United States population. The State's population is concentrated in metropolitan areas.

     Both the California economy and the national economy have improved since the second quarter of 2003. Output of the national economy, adjusted for inflation, has grown more strongly, and job growth has turned around more recently. Personal income growth picked up in California during 2003, particularly in the fourth quarter. Job growth has also improved in the State in recent months but not as much as the rest of the nation, on average. From April 2003 to April 2004, nonfarm payroll employment rose by 0.6 percent in the State and 0.9 percent in the nation. The State unemployment rate was 6.32 percent in April 2004, down from 6.8 percent a year earlier. The national unemployment rate in April 2004 was 5.6 percent, down from 6.0 percent a year earlier.

     California total person income increased by 4.8 percent from the fourth quarter of 2002 to the fourth quarter of 2003, culminating a year of improving personal income growth. For 2003 as a whole, personal income was up 3.7 percent in the state compared to 3.3 percent in the nation. In addition exports of made-in-California merchandise rebounded in the first quarter of 2004, increasing by 25 percent on a year-over-year basis. Exports of high technology goods rose by 20 percent year-over-year. Also, taxable sales posted a sixth consecutive year-over-year gain in the fourth quarter of 2003. Two regional manufacturing surveys and one statewide survey showed improvement comparable to that seen in the first quarter for the nation's manufacturing sector. Personal state income tax withholders were up 8.8 percent in the first four months of 2004, although a percentage point and a half of that gain was due to March 2004 having two more days of receipts than March 2003.

     Construction and real estate markets remained strong in the state in the first quarter of 2004. Total new units permitted were up slightly from a strong first quarter in 2003. Also, valuation of private nonresidential building permits increased slightly after three years of steady declines. Low mortgage rates kept residential real estate markets strong in the first quarter of 2004. The median price of homes sold in Southern California hit a new record of $371,000 in March, up 23.3 percent from a year earlier. Sales were up over 17 percent from a year ago. Despite a still sluggish economy, home price appreciation and sales were also strong in the San Francisco Bay Area. The median price of homes sold was a record $474,000 in March 2004, up 13.1 percent from a year earlier. Sales were up 25 percent from a year ago.

     The economic forecasts of the State Department of Finance, updated in May 2004, projected that the California economy would grow moderately in calendar year 2004 and at a faster pace in calendar year 2005. Unemployment is expected to remain above 6 percent throughout the period. Personal income is projected to grow 5.4 percent in 2004 and 5.6 percent in 2005, which is slower than has been observed in past recoveries. The economic forecasts of the State Department of Finance are prepared using national economic activity forecasts; major national and California economic indicators; revenue estimates; legislative, judicial and administrative changes; and recent cash results.

STATE GOVERNMENT

     The State Constitution provides for three separate branches of government: the legislative, the judicial and the executive. The Constitution guarantees the electorate the right to make basic decisions, including amending the Constitution and local government charters. In addition, the State voters may directly influence State government through the initiative, referendum and recall processes.

LOCAL GOVERNMENTS

     The primary units of local government in California are the counties, which range in population from 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic servicess including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 478 incorporated cities and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIII A to the State Constitution ("Proposition 13"), was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.

     In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund; however, during the recession of the early 1990s, the Legislature eliminated most components of aid post-Proposition 13 aid to local government entities but provided additional revenue sources, such as sales taxes and reduced certain mandates for local services. The 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 will dramatically change the State-local fiscal relationship. These statutory and Constitutional changes implement an agreement negotiated between the Governor and local government officials in connection with the 2004 Budget Act. State Constitutional Amendment No. 4 reduces the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property tax, sales tax and vehicle license fee revenues as of November 8, 2004. The Amendment prohibits the State from reducing the local sales tax rate or restrict the authority of local governments to impose or change the distribution of statewide local sales tax. Additionally, the Amendment prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates.

STATE FINANCES

     The moneys of the State are segregated into the General Fund and over 900 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credit to any fund and earnings from the investment of State moneys not allocable to another Fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State.

     The following is a summary of the State's major revenue sources:

     - PERSONAL INCOME TAX. The California personal income tax, modeled after the federal income tax laws, accounts for a significant portion of tax revenues. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1.0 percent to 9.3 percent. The personal income tax is adjusted annually by the change in the consumer price index. Taxpayers may be subject to an alternative minimum tax ("AMT"), similar to the federal AMT. The personal income tax structure is considered to be highly progressive. Taxes on capital gains realizations and stock options, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts.

     - SALES TAX. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

     - CORPORATION TAX. The States corporate tax revenue is derived from franchise tax, corporate income tax, additional taxed on banks and other financial corporations, an AMT similar to the federal AMT and a tax on the profits of Sub-Chapter S corporations.

     - INSURANCE TAX. The majority of insurance written in California, subject to certain exceptions, is subject to a 2.35 percent gross premium tax.

     - ESTATE TAX; OTHER TAXES. The California estate tax is based on the State death tax credit allowed against the federal estate tax and is designed to pick up the maximum credit allowed against the federal estate tax return. The State pick up tax is eliminated beginning in 2005 in conjunction with the phase out of the federal estate tax. Other sources of General Fund revenue include inheritance and gift taxes, cigarette taxes, alcoholic beverage taxes, horse racing license fees and trailer coach license fees.

STATE BUDGET PROCESS

     The State's fiscal year begins on July 1st and end on June 30th of the following year. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). State law requires the annual proposed Governor's Budget to provide for projected revenues equal to or in excess of projected expenditures for the ensuing fiscal year. Following the submission of the Governor's Budget, the Legislature takes up the proposal. The Budget Act must be approved by a two-third majority vote of each House of the Legislature.

     Appropriations also may be included in legislation other than the Budget Act. With limited exceptions, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution.

     The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

     The Balanced Budget Amendment ("Proposition 58") beginning with fiscal year 2004-2005 requires the State to enact a balanced budget, establish a special reserve in the General Fund, restricts future borrowings to cover budget deficits provides for mid-year budget adjustments in the event that the budget falls out of balance. The Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage and as set forth in the budget bill. As a result of the requirements of Proposition 58, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Proposition 58 also prohibits certain future borrowings to cover budget deficits. These restrictions apply to general obligation bonds, revenue bonds and certain other forms of long-term borrowings, but does not apply to certain short-term and inter-fund borrowings.

     In addition to Proposition 59, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise State taxes, have restricted the use of State General Fund or special fund revenues, or have otherwise limited the Legislature and Governor's discretion in enacting budgets. Examples of constraints on the budget process, include Proposition 13 (requiring a two-thirds vote in each House of the Legislature to change State taxes enacted for the purpose of increasing revenues collected), Proposition 98 (requiring a minimum percentage of General Fund revenues be spent on local education), Proposition 49 (requiring expanded State funding for before and after school programs), Proposition 10 (raising taxes on tobacco products but mandating the expenditure of such revenues) and Proposition 63 (imposing a 1 percent tax surcharge on taxpayers with annual taxable income of more than $1 million in order to fund mental health services and limiting the Legislature or Governor from redirecting funds now used for mental health services.

CURRENT STATE BUDGET

     After months of negotiations between the Governor and the Legislature, the 2004 Budget Act was adopted by the Legislature on July 29, 2004, along with a number of implementing measures, and signed by the Governor on July 31, 2004. Under the 2004 Budget Act, General Fund revenues are projected to increase 3.6 percent, from $74.6 billion in fiscal year 2003-04 to $77.3 billion in fiscal year 2004-05. The revenue projections assume a continuing rebound in California's economy as reflected in several key indices. Excluding the impact of the economic recovery bonds, General Fund expenditures are estimated to increase by 6.7 percent, from $75.6 billion in fiscal year 2003-04 to $80.7 billion in fiscal year 2004-05. The 2004 Budget Act addressed a projected $13.9 billion budget shortfall through expenditure cuts, cost avoidance, fund shifts, loans or borrowing, and transfers and other revenue.

     The above discussion of the fiscal year 2004-05 budget are based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

CALIFORNIA PERFORMANCE REVIEW

     In the 2004-05 Governor's Budget, the Administration revealed a plan to conduct a fundamental review of State government that would focus on the following areas: executive branch reorganization, program performance assessment and budgeting, improved services and productivity, and acquisition reform. The California Performance Review report proposed more than 1,000 recommendations aimed at increasing the efficiency of government and restructuring state agencies and departments, as well as a variety of policy changes affecting a wide variety of State programs. While not directly reflected in the 2004 Budget Act, it is expected that some recommendations will be implemented and the anticipating savings resulting from such changes will held reduce the operating deficit in fiscal year 2005-06.

STATE INDEBTEDNESS AND OTHER OBLIGATIONS

     The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. Current State debt obligations include:

     - GENERAL OBLIGATION BONDS. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of October 1, 2004, the state had outstanding $46,825,047,000 aggregate principal amount of long-term general obligation bonds, and unused voter authorization for future issuance of $33,042,521,000 of long-term general obligation bonds.

     - COMMERCIAL PAPER PROGRAM. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness, may in some cases, be issued as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. Commercial paper notes are deemed issued upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $1.5 billion in aggregate principal and interest commitments outstanding at any time. This amount may be increased or decreased in the future. As of October 1, 2004, the finance committees had authorized the issuance of up to $20,125,287,000 of commercial paper notes and, as of that date, $838,472,000 aggregate principal amount of general obligation commercial paper notes were outstanding.

     - LEASE-PURCHASE OBLIGATIONS. The State builds and acquires facilities through the use of lease purchase borrowing, in addition to general obligation bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities, such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The State had $7,197,093,671 General Fund-supported lease purchase obligations outstanding as of October 1, 2004. The State Public Works Board, which is authorized to sell lease revenue bonds, had $4,078,129,000 authorized and unissued as of October 1, 2004. In addition, as of that date, certain joint powers authorized were authorized to issue approximately $81,000,000 of revenue bonds to be secured by State leases.

     - NON-RECOURSE DEBT. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability, including revenue bonds payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. State agencies and authorities had $40,167,099,809 aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of October 1, 2004.

     - PENSION OBLIGATION BONDS. Pursuant to the California Pension Restructuring Bond Act of 2004, the Pension Obligation Bond Committee is authorized to issue bonds to fund the State's employer contributions to the California Employees, Retirement System, in any two future fiscal years. Debt service on any bonds issued pursuant to the Restructuring Bond Act will be payable from the general Fund. The Administration anticipated that bonds will be issued pursuant to the Restructuring Bond Act on or before April 1, 2005.

     - ECONOMIC RECOVERY BONDS. The California Economic Recovery Bond Act ("Proposition 57") was approved by the voters on March 2, 2004. Proposition 57 authorizes the issuance of up to $15 billion in economic recovery bonds to finance the negative General Fund reserve balance and other General Fund obligations. Repayment of the economic recovery bonds is secured by a pledge of revenues from a one-quarter cent increase in the State's sale and use tax starting July 1, 2004. In addition, the economic recovery bonds are secured by the State's full faith and credit; however, moneys in the General Fund will only be used in the event the dedicated sales and use tax revenue is insufficient to repay the bonds. The State has issued $10,896 billion principal amount of economic recovery bonds and may issue the remained of authorized economic recovery bonds in the current or future fiscal years.

     - TOBACCO SETTLEMENT REVENUE BONDS. Under a settlement agreement between the State and four major cigarette manufacturers, the cigarette manufacturers agreed to make payments to the State in perpetuity, such payments amounting to approximately $25 billion over the first 25 years. Half of the payments made by the cigarette manufacturers will be paid to the State and half to local governments. The State has issued revenue bonds secured by the tobacco settlement revenues. Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the full faith and credit nor the taxing power nor any other assets or revenues of the State or any political subdivision is or shall be pledged to the payment of any such bonds.

     - CASH FLOW BORROWINGS. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued revenue anticipation notes ("RANs") in 19 of the last 20 years to partially fund timing difference between receipts and disbursements. By law, RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued revenue anticipation warrants ("RAWs"), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any "Unapplied Money" in the General Fund on their maturity date.

LITIGATION

     At any given time, there are numerous civil actions pending against the State, which could, if determined adversely to the State, affect the State's expenditures and, in some cases, its revenues and cash flows. The following is a brief list of the most significant pending legal proceedings to which the State is a party, as reported by the Office of the Attorney General of the State:

     - CHALLENGE SEEKING PAYMENT TO TEACHER'S RETIREMENT BOARD. This lawsuit seeks, primarily, a write of mandate compelling the State Controller to transfer funds from the State's General Fund to the CalSTRS's Supplemental Benefit Maintenance Account.

     - ACTIONS SEEKING FLOOD-RELATED DAMAGES. A substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of major flooding experience by California in 1997. Another action involves 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986.

     - TAX REFUND CASES. Six pending cases challenge the Franchise Tax Board's treatment of receipts from investment of cash in short-term financial instruments, and the resulting impact on the apportionment of corporate income allegedly earned outside of California to the corporation's California tax obligation.

     - ENVIRONMENTAL CLEANUP MATTER. The State, as owner of the Leviathan Mine, is a party in a federal Environmental Protection Agency administrative abatement action and related proceedings.

     - ENERGY-RELATED MATTERS. The State is party to a case in which the court is considering whether and to what extent compensation is due to market participants which have claimed compensation as a result of the Governor's issuance of executive orders "commandeering" power purchase arrangements.

     - ESCHEATED PROPERTY CLAIMS. In three pending cases, plaintiffs claim that the State Controller has a constitutional and statutory duty to give notice prior to the time the Controller sells property that has escheated to the State (in these cases, shares of stock). In three other pending cases, plaintiffs claim that the State Controller has an obligation to pay interest on private property that has escheated to the State, and that failure to do so constitutes an unconstitutional taking of private property.

     - ACTION SEEKING DAMAGES FOR ALLEGED VIOLATIONS OF PRIVACY RIGHTS. In a proposed class action, plaintiffs seek damages for alleged violations of prison visitors rights resulting from the Department of Corrections' use of a body imaging machine to search visitors entering state prisons for contraband.

     - ACTIONS SEEKING PROGRAM MODIFICATIONS. In several pending cases, plaintiffs seek court orders or judgments that would require the State to modify existing programs. A judgment against the State in any one of these cases could require changes in the challenged program that could result in increased programmatic costs to the Statue in a future fiscal year. However, a judgment against the State could be addressed by legislative changes to the program that would reduce costs.

     - LOCAL GOVERNMENT MANDATE CLAIMS AND ACTIONS. Six lawsuits are pending that challenge the State's recent practice of deferring payments to local governments for certain state mandated services and programs by making a budgetary appropriation for each program, to be divided among all 58 counties. Additionally, a test case has been filed before the Commission on State Mandates to determine the costs incurred by the county to provide state-mandated care of medically indigent adults.

     - ACTION FOR DAMAGES FOR ALLEGED DESTRUCTION AT INDIAN BURIAL SITES. The plaintiff in this action alleges violations of various federal statutes protecting sacred Indian burial sites by a variety of federal agencies, corporations, individuals and four State entities in allowing the development of certain property.

     - ACTIONS SEEKING TO ENJOIN IMPLEMENTATION OF CERTAIN TRIBAL GAMING COMPACTS. Amendments to tribal gaming compacts between the State and five Indian tribes are being challenged in two pending cases.

     - MATTER SEEKING VALIDATION OF PENSION OBLIGATION BONDS. The Pension Obligation Bond Committee has authorized the issuance of bonds and has resolved to seek court validation of the bonds and the indenture pertaining to the bonds pursuant to a validation process established by the Code of Civil Procedure.

C. INVESTMENT OBJECTIVES/POLICIES/INVESTMENT RESTRICTIONS

     Each Fund's investment objectives, policies and restrictions listed below have been adopted by the Funds as fundamental policies. Under the Investment Company Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the applicable Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the applicable Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio, except in the case of borrowing and investments in illiquid securities.

     In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by a Fund does not exceed 10% of the value of the total assets of the Fund and (b) a "taxable security" is any security the interest on which is subject to federal income tax.

ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST will:

     1. Seek high current income, preservation of capital and liquidity.

ACTIVE ASSETS MONEY TRUST will not:

     1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

     2. Purchase securities of any issuer, except for securities issued by the U.S. Government or its agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such securities;

     3. Purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security);

     4. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities;

     5. Purchase any common stocks or other equity securities;

     6. Make loans to others, except through permitted purchases of debt obligations and repurchase agreements and loans of portfolio securities, not in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines of the Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned;

     7. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

     8. Purchase securities on margin or sell short;

     9. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

     10. Purchase securities for which there are legal or contractual restrictions on resale (i.e. restricted securities), except for repurchase agreements;

     11. Underwrite securities of other issuers;

     12. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

     13. Participate on a joint or joint and several basis in any securities trading account;

     14. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     15. Purchase securities of any issuer for the purpose of exercising control or management; and

     16. Invest in securities of any issuer if, to the knowledge of the Fund, any officer, Trustee or director of the Fund or of the Investment Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST will:

     1. Seek to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

ACTIVE ASSETS TAX-FREE TRUST will not:

     1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. Government, its agencies or instrumentalities);

     2. Purchase more than 10% of all outstanding taxable debt securities of any one issuer;

     3. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or to investments in bank obligations;

     4. Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the U.S. Government, its agencies or instrumentalities;

     5. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

     6. Invest in common stock;

     7. Invest in securities of any issuer if, to the knowledge of the Fund, any officer, Trustee of the Fund or of the Investment Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

     8. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein;

     9. Purchase or sell commodities or commodity futures contracts;

     10. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

     11. Write, purchase or sell puts, calls, or combinations thereof except that it may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time;

     12. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     13. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Investment Restriction
5. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states;

     14. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with restrictions described above;

     15. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

     16. Make short sales of securities;

     17. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

     18. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security; and

     19. Invest for the purpose of exercising control or management of any other issuer.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will:

     1. Seek to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will not:

     1. Invest in common stock;

     2. Write, purchase or sell puts, calls, or combinations thereof, except that the Fund may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time;

     3. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks);

     4. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or of the Investment Adviser owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer;

     5. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein;

     6. Purchase or sell commodities or commodity futures contracts;

     7. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed);

     8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states;

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money;

     10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

     11. Make short sales of securities;

     12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

     13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security;

     14. Invest for the purpose of exercising control or management of any other issuer;

     15. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

     16. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     17. With respect to 75% of its total assets, purchase securities of any issuer if, immediately thereafter, more than 5% (10% where the security is the guarantee of a security) of the value of its total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. Government, its agencies or instrumentalities, or by the State of California or its political subdivisions); and

     18. With respect to 75% of its total assets, purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the U.S. Government, its agencies or instrumentalities).

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will:

     1. Seek high current income, preservation of capital and liquidity.

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will not:

     1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bond debentures, state bonds, municipal bonds or industrial revenue bonds;

     2. Borrow money, except from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure borrowings for temporary or emergency purposes;

     4. Sell securities short or purchase securities on margin;

     5. Write or purchase put or call options;

     6. Underwrite the securities of other issuers or purchase securities with contractual or other restrictions on resale;

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests;

     8. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into permitted repurchase agreements;

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money; or (c) lending portfolio securities;

     10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; and

     11. Lend its portfolio securities in excess of 10% of its total assets, taken at value. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned.

D. DISCLOSURE OF PORTFOLIO HOLDINGS

     The Funds' Board of Trustees and the Investment Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Investment Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Funds' and the Investment Adviser's fiduciary duties to Fund shareholders. The Investment Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Funds. Consideration includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Investment Adviser or by any affiliated person of the Investment Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Funds have a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.


     The Funds make available on their public website complete portfolio holdings information quarterly on a calendar quarter basis with a minimum 30 calendar day lag.


     The Funds provide a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

     All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

     The Funds may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Investment Adviser or the Funds and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

     The Investment Adviser may provide interest lists to broker-dealers who execute securities transactions for the Funds without entering into a nondisclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Investment Adviser or any affiliate of the Investment Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

     Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by that Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

     The Funds may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

     The Funds may disclose portfolio holdings to transition managers, provided that the Funds have entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

     The Investment Adviser and/or the Funds have entered into ongoing arrangements to make available public and/or non-public information about the Funds' portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a nondisclosure agreement with each Fund, or owes a duty of trust or confidence to the Investment Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee ("PHRC") or each Fund's Board of Trustees. In all such instances, however, the PHRC will be responsible for reporting to each Fund's Board of Trustees, or designated Committee thereof, material information concerning the ongoing arrangements at each Board's next regularly scheduled Board meeting. Categories of parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers.

     The Investment Adviser and/or each Fund currently have entered into ongoing arrangements with the following parties:

NAME                                          INFORMATION DISCLOSED           FREQUENCY(1)                   LAG TIME
----------------------------------------  -----------------------------  ---------------------  ----------------------------------
SERVICE PROVIDERS

Institutional Shareholder Services (ISS)  Complete portfolio holdings    Twice a month                          (2)
  (proxy voting agent)(*)

Morgan Stanley Trust(*)                   Complete portfolio holdings    As needed                              (2)

The Bank of New York(*)                   Complete portfolio holdings    As needed                              (2)

NAME                                          INFORMATION DISCLOSED           FREQUENCY(1)                   LAG TIME
----------------------------------------  -----------------------------  ---------------------  ----------------------------------
FT Interactive Data Pricing Service       Complete portfolio holdings    As needed                              (2)
  Provider(*)

FUND RATING AGENCIES

Lipper(*)                                 Top Ten and Complete           Quarterly basis        Approximately 15 days after
                                          portfolio holdings                                    quarter end and approximately 30
                                                                                                days after quarter end

Morningstar(**)                           Top Ten and Complete           Quarterly basis        Approximately 15 days after
                                          portfolio holdings                                    quarter end and approximately 30
                                                                                                days after quarter end

Standard & Poor's(*)                      Complete portfolio holdings    Quarterly basis        Approximately 15 day lag

Investment Company Institute(**)          Top Ten portfolio holdings     Quarterly basis        Approximately 15 days after
                                                                                                quarter end

CONSULTANTS AND ANALYSTS

Americh Massena & Associates, Inc.(*)     Top Ten and Complete           Quarterly basis(5)     Approximately 10-12 days after
                                          portfolio holdings                                    quarter end

Bloomberg(**)                             Complete portfolio holdings    Quarterly basis        Approximately 30 days after
                                                                                                quarter end

Callan Associates(*)                      Top Ten and Complete           Monthly and quarterly  Approximately 10-12 days after
                                          portfolio holdings             basis,                 month/quarter end
                                                                         respectively(5)

Cambridge Associates(*)                   Top Ten and Complete           Quarterly basis(5)     Approximately 10-12 days after
                                          portfolio holdings                                    quarter end

Citigroup(*)                              Complete portfolio holdings    Quarterly basis(5)     At least one day after quarter end

CTC Consulting, Inc.(**)                  Top Ten and Complete           Quarterly basis        Approximately 15 days after
                                          portfolio holdings                                    quarter end and approximately 30
                                                                                                days after quarter end,
                                                                                                respectively

Evaluation Associates(*)                  Top Ten and Complete           Monthly and quarterly  Approximately 10-12 days after
                                          portfolio holdings             basis,                 month/quarter end
                                                                         respectively(5)

Fund Evaluation Group(**)                 Top Ten portfolio holdings(3)  Quarterly basis        At least 15 days after quarter end

Jeffrey Slocum & Associates(*)            Complete portfolio             Quarterly basis(5)     Approximately 10-12 days after
                                          holdings(4)                                           quarter end

Hammond Associates(**)                    Complete portfolio             Quarterly basis        At least 30 days after quarter end
                                          holdings(4)

Hartland & Co.(**)                        Complete portfolio             Quarterly basis        At least 30 days after quarter end
                                          holdings(4)

Hewitt Associates(*)                      Top Ten and Complete           Monthly and quarterly  Approximately 10-12 days after
                                          portfolio holdings             basis,                 month/quarter end
                                                                         respectively(5)

                                          Top Ten and Complete           Monthly and quarterly  Approximately 10-12 days after
                                          portfolio holdings             basis,                 month/quarter end
                                                                         respectively(5)

Mobius(**)                                Top Ten portfolio holdings(3)  Monthly basis          At least 15 days after month end

Nelsons(**)                               Top Ten portfolio holdings(3)  Quarterly basis        At least 15 days after quarter end

Prime Buchholz & Associates, Inc.(**)     Complete portfolio             Quarterly basis        At least 30 days after quarter end
                                          holdings(4)

PSN(**)                                   Top Ten portfolio holdings(3)  Quarterly basis        At least 15 days after quarter end

PFM Asset Management LLC(*)               Top Ten and Complete           Quarterly basis(5)     Approximately 10-12 days after
                                          portfolio holdings                                    quarter end

NAME                                          INFORMATION DISCLOSED           FREQUENCY(1)                   LAG TIME
----------------------------------------  -----------------------------  ---------------------  ----------------------------------
Russell Investment Group/Russell/         Top Ten and Complete           Monthly and quarterly  At least 15 days after month end
  Mellon Analytical Services, Inc.(**)    portfolio holdings             basis                  and at least 30 days after quarter
                                                                                                end, repectively

Strafford Advisory Group, Inc.(*)         Top Ten portfolio holdings(6)  Quarterly basis(5)     Approximately 10-12 days after
                                                                                                quarter end

Thompson Financial(**)                    Complete portfolio             Quarterly basis        At least 30 days after quarter end
                                          holdings(4)

Watershed Investment Consultants,         Top Ten and Complete           Quarterly basis(5)     Approximately 10-12 days after
  Inc.(*)                                 portfolio holdings                                    quarter end

Yanni Partners(**)                        Top Ten portfolio holdings(3)  Quarterly basis        At least 15 days after quarter end

PORTFOLIO ANALYTICS PROVIDERS
Fact Set(*)                               Complete portfolio holdings    Daily                  One day

----------------
(*) This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.
(**) The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.
(1) Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).
(2) Information will typically be provided on a real time basis or as soon thereafter as possible.
(3) Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.
(4) Top Ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.
(5)  This information will also be provided upon request from time to time.
(6) Complete portfolio holdings will also be provided upon request from time to time.

     In addition, persons who owe a duty of trust or confidence to the Investment Adviser or each Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently these persons include (i) each Fund's independent registered public accounting firm (as of the Fund's fiscal year end and on an as needed basis), (ii) counsel to each Fund (on an as needed basis), (iii) counsel to the independent trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis).

     All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and each Fund's Board of Trustees (or a designated Committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists;
(iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Investment Adviser shall report quarterly to the Board of Trustees (or a designated Committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Investment Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the material nonpublic information.

     In no instance may the Investment Adviser or the Funds receive any compensation or consideration in exchange for the portfolio holdings information.

     The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

     (a) The PHRC, which will consist of executive officers of each Fund and the Investment Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

     (b) The PHRC will periodically review and have the authority to amend as necessary each Fund's portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

     (c) The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest rates; (iii) Shareholder in-kind distributions; (iv) attribution analysis; or (v) in connection with transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Investment Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Investment Adviser, the Distributor or any affiliated person of the Funds, the Investment Adviser or the Distributor, on the other.

     (d) Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third-party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed nondisclosure agreement. At least three members of the PHRC, or their designees, and one member of the Funds' Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

     (e) The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Trustees at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

III. MANAGEMENT OF THE FUNDS

A. BOARD OF TRUSTEES

     The Board of Trustees of each of the Funds oversees the management of each Fund, but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Adviser to ensure that the Funds' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.

     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Funds and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of each Fund and its shareholders.

B. MANAGEMENT INFORMATION

     TRUSTEES AND OFFICERS. The Board of each Fund consists of nine Trustees. These same individuals also serve as directors or trustees for all of the funds advised by the Investment Adviser (the "Retail Funds") and certain of the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds"). Seven Trustees have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Trustees. The other two Trustees (the "Management Trustees") are affiliated with the Investment Adviser.

     The Independent Trustees of each Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2004) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment advisor that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).


                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                IN FUND
                             POSITION(S) LENGTH OF                                              COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH     TIME         PRINCIPAL OCCUPATION(S) DURING          OVERSEEN    OTHER DIRECTORSHIPS HELD
  INDEPENDENT TRUSTEE        REGISTRANT   SERVED*               PAST 5 YEARS**                 BY TRUSTEE       BY TRUSTEE
---------------------------  ----------  ----------  ----------------------------------------  ----------  -------------------------
Michael Bozic (64)           Trustee     Since       Private investor; Director or Trustee of     197      Director of various
c/o Kramer Levin Naftalis &              April 1994  the Retail Funds (since April 1994) and               business organizations.
Frankel LLP                                          the Institutional Funds (since
Counsel to the                                       July 2003); formerly Vice Chairman of
Independent Directors                                Kmart Corporation (December 1998-
1177 Avenue of the                                   October 2000), Chairman and Chief
Americas                                             Executive Officer of Levitz Furniture
New York, NY 10036                                   Corporation (November 1995-November 1998)
                                                     and President and Chief Executive Officer
                                                     of Hills Department Stores (May 1991-
                                                     July 1995); formerly variously Chairman,
                                                     Chief Executive Officer, President and
                                                     Chief Operating Officer (1987-1991) of
                                                     the Sears Merchandise Group of Sears,
                                                     Roebuck & Co.

Edwin J. Garn (73)           Trustee     Since       Consultant; Director or Trustee of the       197      Director of Franklin
1031 N. Chartwell Court                  January     Retail Funds (since January 1993) and                 Covey (time management
Salt Lake City, UT 84103                 1993        the Institutional Funds (since                        systems), BMW Bank of
                                                     July 2003); member of the Utah                        North America, Inc.
                                                     Regional Advisory Board of Pacific                    (industrial loan
                                                     Corp. (utility company); formerly                     corporation), Escrow
                                                     Managing Director of Summit Ventures                  Bank USA (industrial loan
                                                     LLC (lobbying and consulting firm)                    corporation), United
                                                     (2000-2004); United States Senator                    Space Alliance (joint
                                                     (R-Utah) (1974-1992) and Chairman,                    venture between
                                                     Senate Banking Committee                              Lockheed Martin and the
                                                     (1980-1986), Mayor of Salt Lake City,                 Boeing Company) and
                                                     Utah (1971-1974), Astronaut, Space                    Nuskin Asia Pacific
                                                     Shuttle Discovery (April 12-19, 1985),                (multilevel marketing);
                                                     and Vice Chairman, Huntsman                           member of the board of
                                                     Corporation (chemical company).                       various civic and
                                                                                                           charitable organizations.

Wayne E. Hedien (71)         Trustee     Since       Retired; Director or Trustee of the          197      Director of The PMI
c/o Kramer Levin Naftalis &              September   Retail Funds (since September 1997)                   Group Inc. (private
Frankel LLP                              1997        and the Institutional Funds (since                    mortgage insurance);
Counsel to the                                       July 2003); formerly associated with                  Trustee and Vice
Independent Directors                                the Allstate Companies (1966-1994),                   Chairman of The Field
1177 Avenue of the                                   most recently as Chairman of The                      Museum of Natural
Americas                                             Allstate Corporation (March 1993-                     History; director of
New York, NY 10036                                   December 1994) and Chairman and                       various other business
                                                     Chief Executive Officer of its wholly-                and charitable
                                                     owned subsidiary, Allstate Insurance                  organizations.
                                                     Company (July 1989-December 1994).


----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                             POSITION(S) LENGTH OF                                              COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH     TIME         PRINCIPAL OCCUPATION(S) DURING          OVERSEEN    OTHER DIRECTORSHIPS HELD
  INDEPENDENT TRUSTEE        REGISTRANT   SERVED*               PAST 5 YEARS**                 BY TRUSTEE       BY TRUSTEE
---------------------------  ----------  ----------  ----------------------------------------  ----------  -------------------------
Dr. Manuel H. Johnson (56)   Trustee     Since       Senior Partner, Johnson Smick                197      Director of NVR, Inc.
c/o Johnson Smick                        July 1991   International, Inc., a consulting firm;               (home construction);
Group, Inc.                                          Chairman of the Audit Committee and                   Director of KFX Energy;
888 16th Street, NW                                  Director or Trustee of the Retail Funds               Director of RBS
Suite 740                                            (since July 1991) and the Institutional               Greenwich Capital
Washington, D.C. 20006                               Funds (since July 2003); Co-Chairman and              Holdings (financial
                                                     a founder of the Group of Seven Council               holding company).
                                                     (G7C), an international economic
                                                     commission; formerly Vice Chairman of
                                                     the Board of Governors of the Federal
                                                     Reserve System and Assistant Secretary
                                                     of the U.S. Treasury.

Joseph J. Kearns (63)        Trustee     Since       President, Kearns & Associates LLC           198      Director of Electro Rent
c/o Kearns & Associates                  July 2003   (investment consulting); Deputy Chairman              Corporation (equipment
LLC                                                  of the Audit Committee and Director or                leasing), The Ford Family
PMB754                                               Trustee of the Retail Funds (since July               Foundation, and the
23852 Pacific                                        2003) and the Institutional Funds (since              UCLA Foundation.
Coast Highway                                        August 1994); previously Chairman of the
Malibu, CA 90265                                     Audit Committee of the Institutional
                                                     Funds (October 2001-July 2003); formerly
                                                     CFO of the J. Paul Getty Trust.

Michael E. Nugent (69)       Trustee     Since       General Partner of Triumph Capital,          197
c/o Triumph Capital, L.P.                July 1991   L.P., a private investment partnership;
445 Park Avenue                                      Chairman of the Insurance Committee and
New York, NY 10022                                   Director or Trustee of the Retail Funds
                                                     (since July 1991) and the Institutional
                                                     Funds (since July 2001); formerly Vice
                                                     President, Bankers Trust Company and BT
                                                     Capital Corporation (1984-1988).

Fergus Reid (73)             Trustee     Since       Chairman of Lumelite Plastics                198      Trustee and Director of
c/o Lumelite Plastics                    July 2003   Corporation; Chairman of the Governance               certain investment
Corporation                                          Committee and Director or Trustee of the              companies in the
85 Charles Colman Blvd.                              Retail Funds (since July 2003) and the                JPMorgan Funds
Pawling, NY 12564                                    Institutional Funds (since June 1992).                complex managed by
                                                                                                           J.P. Morgan Investment
                                                                                                           Management Inc.


----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.

     The Trustees who are affiliated with the Investment Adviser or affiliates of the Investment Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee (as of December 31, 2004) and the other directorships, if any, held by the Trustee, are shown below.

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                                                                                                 COMPLEX
                             POSITION(S)  LENGTH OF                                            OVERSEEN BY
NAME, AGE AND ADDRESS OF      HELD WITH     TIME          PRINCIPAL OCCUPATION(S) DURING        MANAGEMENT  OTHER DIRECTORSHIPS HELD
  MANAGEMENT TRUSTEE         REGISTRANT    SERVED*                PAST 5 YEARS**                 TRUSTEE          BY TRUSTEE
---------------------------  ----------  ----------  ----------------------------------------  ----------- -------------------------
Charles A. Fiumefreddo (72)  Chairman    Since       Chairman and Director or Trustee of the       197     None.
c/o Morgan Stanley Trust     of the      July 1991   Retail Funds (since July 1991) and the
Harborside Financial         Board                   Institutional Funds (since July 2003);
Center,                      and                     formerly Chief Executive Officer of the
Plaza Two,                   Director                Retail Funds (until September 2002).
Jersey City, NJ 07311

James F. Higgins (57)        Director    Since       Director or Trustee of the Retail Funds       197     Director of AXA
c/o Morgan Stanley Trust                 June 2000   (since June 2000) and the Institutional               Financial, Inc. and The
Harborside Financial Center,                         Funds (since July 2003); Senior Advisor               Equitable Life Assurance
Plaza Two,                                           of Morgan Stanley (since August 2000);                Society of the United
Jersey City, NJ 07311                                Director of the Distributor and Dean                  States (financial
                                                     Witter Realty Inc.; previously President              services).
                                                     and Chief Operating Officer of the
                                                     Private Client Group of Morgan Stanley
                                                     (May 1999-August 2000), and President
                                                     and Chief Operating Officer of
                                                     Individual Securities of Morgan Stanley
                                                     (February 1997-May 1999).

-----------

* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.

                                        POSITION(S)         LENGTH OF
     NAME, AGE AND ADDRESS OF            HELD WITH            TIME                   PRINCIPAL OCCUPATION(S) DURING
        EXECUTIVE OFFICER               REGISTRANT           SERVED*                          PAST 5 YEARS**
----------------------------------  ------------------  -------------------   ----------------------------------------------
Ronald E. Robison (66)              President and       President since       President (since September 2005) and Principal
1221 Avenue of the Americas         Principal           September 2005 and    Executive Officer of funds in the Fund Complex
New York, NY 10020                  Executive           Principal Executive   (since May 2003); Managing Director of Morgan
                                    Officer             Officer since May     Stanley & Co. Incorporated and Morgan Stanley;
                                                        2005.                 Managing Director and Director of Morgan
                                                                              Stanley Investment Management Inc., Morgan
                                                                              Stanley Distribution Inc. and Morgan Stanley
                                                                              Distributors Inc.; Managing Director, Chief
                                                                              Administrative Officer and Director of Morgan
                                                                              Stanley Investment Advisers Inc. and Morgan
                                                                              Stanley Services Company Inc.; Chief Executive
                                                                              Officer and Director of Morgan Stanley Trust;
                                                                              Director of Morgan Stanley SICAV (since May
                                                                              2004); President (since September 2005) and
                                                                              Principal Executive Officer (since May 2003)
                                                                              of the Van Kampen Funds; previously, Executive
                                                                              Vice President (July 2003-September 2005) of
                                                                              funds in the Fund Complex and the Van Kampen
                                                                              Funds. He was also previously President and
                                                                              Director of the Institutional Funds (March
                                                                              2001-July 2003), Chief Global Operations
                                                                              Officer of Morgan Stanley Investment
                                                                              Management Inc. and Chief Executive Officer
                                                                              and Chairman of Van Kampen Investor Services.

Joseph J. McAlinden (62)            Vice President      Since July 1995       Managing Director and Chief Investment Officer
1221 Avenue of the Americas                                                   of the Investment Adviser and Morgan Stanley
New York, NY 10020                                                            Investment Management Inc.; Chief Investment
                                                                              Officer of the Van Kampen Funds; Vice
                                                                              President of the Institutional Funds (since
                                                                              July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)                     Vice President      Since February 1997   General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                                                   Director (since December 2000) of Morgan
New York, NY 10020                                                            Stanley Investment Management; Managing
                                                                              Director (since December 2000), Secretary
                                                                              (since February 1997) and Director of the
                                                                              Investment Adviser and the Administrator; Vice
                                                                              President of the Retail Funds; Assistant
                                                                              Secretary of Morgan Stanley DW; Vice President
                                                                              of the Institutional Funds (since
                                                                              July 2003); Managing Director, Secretary and
                                                                              Director of the Distributor; previously
                                                                              Secretary of the Retail Funds (February 1997-
                                                                              July 2003) and General Counsel of the Retail
                                                                              Funds (February 1997-April 2004); Vice
                                                                              President and Assistant General Counsel of the
                                                                              Investment Adviser and the Administrator
                                                                              (February 1997-December 2001).

Amy R. Doberman (43)                Vice President      Since July 2004       Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                   Investment Management; Managing Director of
New York, NY 10020                                                            Morgan Stanley Investment Management Inc. and
                                                                              the Investment Adviser; Vice President of the
                                                                              Institutional and Retail Funds (since July
                                                                              2004); Vice President of the Van Kampen Funds
                                                                              (since August 2004); previously, Managing
                                                                              Director and General Counsel - Americas, UBS
                                                                              Global Asset Management (July 2000-July 2004)
                                                                              and General Counsel, Aeltus Investment
                                                                              Management, Inc. (January 1997-July 2000).

Carsten Otto (41)                   Chief               Since October 2004    Executive Director and U.S. Director of
1221 Avenue of the Americas         Compliance                                Compliance for Morgan Stanley Investment
New York, NY 10020                  Officer                                   Management (since October 2004); Executive
                                                                              Director of the Investment Adviser and Morgan
                                                                              Stanley Investment Management Inc.; formerly
                                                                              Assistant Secretary and Assistant General
                                                                              Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (38)              Vice President      Since July 2003       Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                   Incorporated, Morgan Stanley Investment
New York, NY 10020                                                            Management Inc., and the Investment
                                                                              Adviser; Vice President of the Institutional
                                                                              Funds (since December 1997) and the Retail
                                                                              Funds (since July 2003); formerly practiced law
                                                                              with the New York law firm of Rogers & Wells
                                                                              (now Clifford Chance US LLP).


---------------
* This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

                                        POSITION(S)         LENGTH OF
     NAME, AGE AND ADDRESS OF            HELD WITH            TIME                   PRINCIPAL OCCUPATION(S) DURING
        EXECUTIVE OFFICER               REGISTRANT           SERVED*                          PAST 5 YEARS**
----------------------------------  ------------------  -------------------   ----------------------------------------------
Francis J. Smith (40)               Treasurer and       Treasurer since       Executive Director of the Investment Adviser
c/o Morgan Stanley Trust            Chief Financial     July 2003 and Chief   and the Administrator (since December
Harborside Financial Center,        Officer             Financial Officer     2001); previously, Vice President of the Retail
Plaza Two,                                              since                 Funds (September 2002-July 2003); Vice
Jersey City, NJ 07311                                   September 2002        President of the Investment Adviser and the
                                                                              Administrator (August 2000-November 2001) and
                                                                              Senior Manager at PricewaterhouseCoopers LLP
                                                                              (January 1998-August 2000).

Thomas F. Caloia (59)               Vice President      Since July 2003       Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                      Assistant Treasurer of the Investment Adviser,
Harborside Financial Center,                                                  the Distributor and the Administrator;
Plaza Two,                                                                    previously Treasurer of the Retail Funds
Jersey City, NJ 07311                                                         (April 1989-July 2003); formerly First Vice
                                                                              President of the Investment Adviser, the
                                                                              Distributor and the Administrator.

Mary E. Mullin (38)                 Secretary           Since July 2003       Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                   Incorporated, Morgan Stanley Investment
New York, NY 10020                                                            Management Inc. and the Investment Adviser;
                                                                              Secretary of the Institutional Funds (since
                                                                              June 1999) and the Retail Funds (since July
                                                                              2003); formerly practiced law with the New
                                                                              York law firms of McDermott, Will & Emery and
                                                                              Skadden, Arps, Slate, Meagher & Flom LLP.

---------------

* This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

     In addition, the following individuals who are officers of the Investment Adviser or its affiliates serve as assistant secretaries of each of the Funds:
Lou Anne D. McInnis, Joseph Benedetti, Joanne Antico, Daniel Burton, Joanne Doldo, Tara A. Farrelly, Alice J. Gerstel, Eric C. Griffith, Edward J. Meehan, Elisa Mitchell, Elizabeth Nelson, Debra Rubano, Rita Rubin, Sheri L. Schreck and Julien H. Yoo.


     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in each of the Funds and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Investment Adviser, Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2004, is shown below.

                                                                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                               ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS      BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
   NAME OF TRUSTEE                  (AS OF DECEMBER 31, 2004)                            (AS OF DECEMBER 31, 2004)
----------------------     ----------------------------------------------     ----------------------------------------------
INDEPENDENT:

Michael Bozic                            over $100,000(2)                                      over $100,000
Edwin J. Garn                                 none                                             over $100,000
Wayne E. Hedien                          over $100,000(2)                                      over $100,000
Dr. Manuel H. Johnson                         none                                             over $100,000
Joseph J. Kearns(1)                           none                                             over $100,000
Michael E. Nugent                             none                                             over $100,000
Fergus Reid(1)                                none                                             over $100,000

INTERESTED:

Charles A. Fiumefreddo                   over $100,000(3)                                      over $100,000
James F. Higgins                      $50,001 - $100,000(3)                                    over $100,000

----------
(1) Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan. As of December 31, 2004, the value (including interest) of the deferral accounts for Messrs. Kearns and Reid was of $584,856 and $667,002, respectively, pursuant to the deferred compensation plan.
(2)  Active Assets Tax-Free Trust
(3)  Active Assets Money Trust and Active Assets Tax-Free Trust

     As to each Independent Trustee and his imimediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of each Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of each Fund.

     INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Retail Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Retail Funds' boards, such individuals may reject other attractive assignments because the Retail Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three Trustees, including two Independent Trustees, serve as members of the Insurance Committee, and three Independent Trustees serve as members of the Governance Committee.

     The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements, continually reviewing fund performance, checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Retail Funds have a Rule 12b-1 plan.


     The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds' independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. Each Fund has adopted a formal, written Audit Committee Charter. During the Funds' fiscal year ended June 30, 2005, the Audit Committee held ten meetings.

     The members of the Audit Committee of each Fund are currently Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid. None of the members of the Funds' Audit Committee is an "interested person", as defined under the Investment Company Act, of each Fund (with such disinterested Trustees being Independent Trustees or individually, Independent Trustee). Each Independent Trustee is also "independent" from each Fund under the listing standards of the New York Stock Exchange, Inc. (NYSE). The current Chairman of the Audit Committee of each Fund is Dr. Manuel H. Johnson.

     The Board of Trustees of each Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Funds' Board and on committees of such Board and recommends such qualified individuals for nomination by the Funds' Independent Trustees as candidates for election as Independent Trustees, advises the Funds' Board with respect to Board composition, procedures and committees, develops and recommends to the Funds' Board a set of corporate governance principles applicable to each Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Trustees and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of each Fund are currently Michael Bozic, Edwin J. Garn and Fergus Reid, each of whom is an Independent Trustee. The current Chairman of the Governance Committee is Fergus Reid. During the Funds' fiscal year ended June 30, 2005, the Governance Committee held two meetings.

     The Funds do not have a separate nominating committee. While the Funds' Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Funds believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each current Independent Trustee (Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid) participates in the election and nomination of candidates for election as Independent Trustees for each Fund. Persons recommended by the Funds' Governance Committee as candidates for nomination as Independent Trustees shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board's ability to manage and direct the affairs and business of each Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of each Fund expects to be able to continue to identify from their own resources an ample number of qualified candidates for the Funds' Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption "Shareholder Communications."


     There were 22 meetings of the Board of Trustees of each Fund held during the fiscal year ended June 30, 2005. The Independent Trustees of each Fund also met three times during that time, in addition to the 22 meetings of the full Board.

     Finally, the Board has formed an Insurance Committee to review and monitor the insurance coverage maintained by each Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. Messrs. Nugent and Hedien are Independent Trustees. During the Funds' fiscal year ended June 30, 2005, the Insurance Committee held seven meetings.

     ADVANTAGES OF HAVING SAME INDIVIDUALS AS TRUSTEES FOR THE RETAIL FUNDS AND INSTITUTIONAL FUNDS. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.


     TRUSTEE AND OFFICER INDEMNIFICATION. Each Fund's Declaration of Trust provides that no Trustee, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of each Fund.

     SHAREHOLDER COMMUNICATIONS. Shareholders may send communications to the Funds' Board of Trustees. Shareholders should send communications intended for the Funds' Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Funds' office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Funds not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

C. COMPENSATION

     Each Independent Trustee receives an annual retainer fee of $168,000 for serving the Retail Funds and the Institutional Funds. In addition, each Independent Trustee receives $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year, so that an Independent Trustee who attended all six meetings would receive total compensation of $180,000 for serving the funds. The Chairman of the Audit Committee receives an additional annual retainer fee of $60,000. Other Committee Chairmen and the Deputy Chairman of the Audit Committee receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each Independent Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. Mr. Fiumefreddo receives an annual fee for his services as Chairman of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.


     Each of the Funds also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Funds who are or have been employed by the Investment Adviser or an affiliated company receive no compensation or expense reimbursement from the Funds for their services as Trustee.


     Effective April 1, 2004, each of the Funds began a Deferred Compensation Plan (the "DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.


     Prior to April 1, 2004, the Institutional Funds maintained a similar Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. The DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC
Plan).


     The following tables show aggregate compensation payable to the Funds' Trustees from each of the Funds for the fiscal year ended June 30, 2005 and the aggregate compensation payable to each of the

Funds' Trustees by the Fund Complex (which includes all of the Retail and Institutional Funds) for the calendar year ended December 31, 2004.

                                  COMPENSATION


                                                                                                     NUMBER OF
                                                                                                 PORTFOLIOS IN THE
                                                                                                   FUND COMPLEX           TOTAL
                                                                ACTIVE ASSETS   ACTIVE ASSETS     FROM WHICH THE      COMPENSATION
                              ACTIVE ASSETS    ACTIVE ASSETS     CALIFORNIA      GOVERNMENT      TRUSTEE RECEIVED     FROM THE FUND
                               MONEY TRUST    TAX-FREE TRUST   TAX-FREE TRUST  SECURITIES TRUST   COMPENSATION(5)       COMPLEX(5)
                              -------------   --------------   --------------  ----------------  -----------------    -------------
NAME OF INDEPENDENT TRUSTEE:

Michael Bozic(1)(3)             $  27,048        $   3,554        $    858         $  1,305              197            $  178,000
Edwin J. Garn(1)(3)                26,720            3,511             849            1,288              197               178,000
Wayne E. Hedien(1)(2)              27,048            3,554             858            1,305              197               178,000
Dr. Manuel H. Johnson(1)           36,109            4,746           1,146            1,741              197               238,000
Joseph J. Kearns(1)(4)             31,415            4,132             998            1,512              198               211,000
Michael E. Nugent(1)(2)            31,578            4,150           1,002            1,523              197               208,000
Fergus Reid(1)(3)                  31,578            4,150           1,002            1,523              198               213,000

NAME OF INTERESTED TRUSTEE:

Charles A. Fiumefreddo(2)          54,374            7,150           1,728            2,617              197               360,000
James F. Higgins                        0                0               0                0              197                     0


----------
(1) Member of the Audit Committee. Dr. Johnson is the Chairman of the Audit Committee and Mr. Kearns is the Deputy Chairman of the Audit Committee.
(2) Member of the Insurance Committee. Mr. Nugent is the Chairman of the Insurance Committee.
(3) Member of the Governance Committee. Mr. Reid is the Chairman of the Governance Committee.
(4)  Includes amounts deferred at the election of the Trustee under the DC Plan.
(5) Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in these columns are presented on a calendar year basis.

     Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds"), including each of the Funds, had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Director was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee's retirement as shown in the table below.

     The following tables illustrate the retirement benefits accrued to the Funds' Independent Trustees by each of the Funds for the fiscal year ended June 30, 2005 and by the Adopting Funds for the calendar year ended December 31, 2004, and the estimated retirement benefits for the Independent Trustees, from the Adopting Funds for each calendar year following retirement. Messrs. Kearns and Reid did not participate in the retirement program.


                            ACTIVE ASSETS MONEY TRUST


                                                     RETIREMENT BENEFITS ACCRUED       ESTIMATED ANNUAL BENEFITS
                                                           AS FUND EXPENSES                UPON RETIREMENT(1)
                                                    -----------------------------   --------------------------------
                                                                       BY ALL                            FROM ALL
NAME OF INDEPENDENT TRUSTEE                         BY THE FUND    ADOPTING FUNDS   FROM THE FUND     ADOPTING FUNDS
---------------------------                         -----------    --------------   -------------     --------------
Michael Bozic                                        $    404        $   19,437       $     967         $    46,871
Edwin J. Garn                                             180            28,779             967              46,917
Wayne E. Hedien                                           790            37,860             823              40,020
Dr. Manuel H. Johnson                                     399            19,701           1,420              68,630
Michael E. Nugent                                         709            35,471           1,269              61,377

----------
(1) Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

                          ACTIVE ASSETS TAX-FREE TRUST

                                                     RETIREMENT BENEFITS ACCRUED       ESTIMATED ANNUAL BENEFITS
                                                           AS FUND EXPENSES                UPON RETIREMENT(1)
                                                    -----------------------------   --------------------------------
                                                                       BY ALL                            FROM ALL
NAME OF INDEPENDENT TRUSTEE                         BY THE FUND    ADOPTING FUNDS   FROM THE FUND     ADOPTING FUNDS
---------------------------                         -----------    --------------   -------------     --------------
Michael Bozic                                        $    404        $   19,437       $     967         $    46,871
Edwin J. Garn                                             180            28,779             967              46,917
Wayne E. Hedien                                           790            37,860             823              40,020
Dr. Manuel H. Johnson                                     399            19,701           1,420              68,630
Michael E. Nugent                                         709            35,471           1,269              61,377

----------
(1) Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

                     ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

                                                     RETIREMENT BENEFITS ACCRUED       ESTIMATED ANNUAL BENEFITS
                                                           AS FUND EXPENSES                UPON RETIREMENT(1)
                                                    -----------------------------   --------------------------------
                                                                       BY ALL                            FROM ALL
NAME OF INDEPENDENT TRUSTEE                         BY THE FUND    ADOPTING FUNDS   FROM THE FUND     ADOPTING FUNDS
---------------------------                         -----------    --------------   -------------     --------------
Michael Bozic                                        $    404        $   19,437       $     967         $    46,871
Edwin J. Garn                                             215            28,779             967              46,917
Wayne E. Hedien                                           790            37,860             823              40,020
Dr. Manuel H. Johnson                                     424            19,701           1,420              68,630
Michael E. Nugent                                         794            35,471           1,269              61,377

                    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                                                     RETIREMENT BENEFITS ACCRUED       ESTIMATED ANNUAL BENEFITS
                                                           AS FUND EXPENSES                UPON RETIREMENT(1)
                                                    -----------------------------   --------------------------------
                                                                       BY ALL                            FROM ALL
NAME OF INDEPENDENT TRUSTEE                         BY THE FUND    ADOPTING FUNDS   FROM THE FUND     ADOPTING FUNDS
---------------------------                         -----------    --------------   -------------     --------------
Michael Bozic                                        $    404        $   19,437       $     967         $    46,871
Edwin J. Garn                                             180            28,779             967              46,917
Wayne E. Hedien                                           790            37,860             823              40,020
Dr. Manuel H. Johnson                                     399            19,701           1,420              68,630
Michael E. Nugent                                         709            35,471           1,269              61,377

----------
(1) Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

     In addition, Messrs. Bozic, Garn, Hedien, Johnson and Nugent received a lump sum benefit from the liquidation of a fund in the retirement program in 2004 in the amount of $3,639, $6,935, $5,361, $2,915 and $6,951, respectively.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of October 3, 2005, no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of each Fund. The percentage ownership of shares of each Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.


     As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of each Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT ADVISORY AND OTHER SERVICES

A. INVESTMENT ADVISER AND ADMINISTRATOR

     The Investment Adviser to each Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Prior to November 1, 2004, pursuant to separate investment management agreements (the "Management Agreements") with the Investment Adviser, each Fund has retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Each Fund paid the Investment Adviser monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day.

     With respect to Active Assets California Tax-Free Trust and Active Assets Government Securities Trust, the annual rates to the daily net assets were:


     -  0.50% of the daily net assets not exceeding $500 million;

     - 0.425% of the daily net assets exceeding $500 million but not exceeding $750 million;

     - 0.375% of the daily net assets exceeding $750 million but not exceeding $1 billion;

     - 0.35% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;

     - 0.325% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;

     - 0.30% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;

     - 0.275% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and

     -  0.25% of the daily net assets exceeding $3 billion.


     With respect to Active Assets Money Trust, the annual rates to the daily net assets were:


     -  0.50% of the daily net assets not exceeding $500 million;

     - 0.425% of the daily net assets exceeding $500 million but not exceeding $750 million;

     - 0.375% of the daily net assets exceeding $750 million but not exceeding $1 billion;

     - 0.35% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;

     - 0.325% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;

     - 0.30% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;

     - 0.275% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion;

     - 0.25% of the daily net assets exceeding $3 billion but not exceeding $15 billion;

     - 0.249% of the daily net assets exceeding $15 billion but not exceeding $17.5 billion;

     - 0.248% of the daily net assets exceeding $17.5 billion but not exceeding $25 billion;

     - 0.247% of the daily net assets exceeding $25 billion but not exceeding $30 billion; and

     -  0.246% of the daily net assets exceeding $30 billion.

     With respect to Active Assets Tax-Free Trust, the annual rates to the daily net assets were:

     -  0.50% of the daily net assets not exceeding $500 million;

     - 0.425% of the daily net assets exceeding $500 million but not exceeding $750 million;

     - 0.375% of the daily net assets exceeding $750 million but not exceeding $1 billion;

     - 0.35% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;

     - 0.325% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;

     - 0.30% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;

     - 0.275% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion;

     - 0.25% of the daily net assets exceeding $3 billion but not exceeding $15 billion; and

     -  0.249% of the daily net assets exceeding $15 billion.


     The Board of Trustees of each Fund approved amending and restating, effective November 1, 2004, the Management Agreements to remove the administration services component from the Management Agreements and to reduce the investment advisory fee.

     With respect to Active Assets California Tax-Free Trust and Active Assets Government Securities Trust, the annual rates to the daily net assets are:


     -  0.45% of the daily net assets not exceeding $500 million;

     - 0.375% of the daily net assets exceeding $500 million but not exceeding $750 million;

     - 0.325% of the daily net assets exceeding $750 million but not exceeding $1 billion;

     - 0.30% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;

     - 0.275% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;

     - 0.25% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;

     - 0.225% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and

     -  0.20% of the daily net assets exceeding $3 billion.


     With respect to Active Assets Money Trust, the annual rates to the daily net assets are:


     -  0.45% of the daily net assets not exceeding $250 million;

     - 0.375% of the daily net assets exceeding $250 million but not exceeding $750 million;

     - 0.325% of the daily net assets exceeding $750 million but not exceeding $1.25 billion;

     - 0.30% of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion;

     - 0.275% of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion;

     - 0.25% of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion;

     - 0.225% of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion;

     - 0.20% of the daily net assets exceeding $2.75 billion but not exceeding $15 billion;

     - 0.199% of the daily net assets exceeding $15 billion but not exceeding $17.5 billion;

     - 0.198% of the daily net assets exceeding $17.5 billion but not exceeding $25 billion;

     - 0.197% of the daily net assets exceeding $25 billion but not exceeding $30 billion; and

     -  0.196% of the daily net assets exceeding $30 billion.


     With respect to Active Assets Tax-Free Trust, the annual rates to the daily net assets are:


     -  0.45% of the daily net assets not exceeding $500 million;

     - 0.375% of the daily net assets exceeding $500 million but not exceeding $750 million;

     - 0.325% of the daily net assets exceeding $750 million but not exceeding $1 billion;

     - 0.30% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;

     - 0.275% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;

     - 0.25% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;

     - 0.225% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion;

     - 0.20% of the daily net assets exceeding $3 billion but not exceeding $15 billion; and

     -  0.199% of the daily net assets exceeding $15 billion.


     The Funds' Investment Adviser will continue to provide investment advisory services under separate Amended and Restated Investment Advisory Agreements ("Investment Advisory Agreements"). The administration services previously provided to the Funds by the Investment Adviser will be provided by Morgan Stanley Services Company Inc. ("Administrator"), a wholly-owned subsidiary of the Investment Adviser, pursuant to separate administration agreements ("Administration Agreements") entered into by each Fund with the Administrator. Such change resulted in a 0.05% reduction in the investment advisory fee concurrent with the implementation of a 0.05% administration fee pursuant to the new administration agreements. Under the terms of the Administration Agreements, the Administrator will provide the same administrative services previously provided by the Investment Adviser.


     For the fiscal years ended June 30, 2003, 2004 and 2005, Active Assets Money Trust accrued to the Investment Adviser total compensation under its Management Agreement and Investment Advisory Agreement in the amounts of $64,385,989, $59,855,766 and $51,429,944, respectively.

     For the fiscal years ended June 30, 2003, 2004 and 2005, Active Assets Tax-Free Trust accrued to the Investment Adviser total compensation under its Management Agreement and Investment Advisory Agreement in the amounts of $11,034,476, $10,917,193 and $9,683,965, respectively.

     For the fiscal years ended June 30, 2003, 2004 and 2005, Active Assets California Tax-Free Trust accrued to the Investment Adviser total compensation under its Management Agreement and Investment Advisory Agreement in the amounts of $3,723,198, $3,560,342 and $3,157,024, respectively.

     For the fiscal years ended June 30, 2003, 2004 and 2005, Active Assets Government Securities Trust accrued to the Investment Adviser total compensation under its Management Agreement and Investment Advisory Agreement in the amounts of $6,025,221, $5,457,114 and $4,483,980, respectively.

     For the period November 1, 2004 through June 30, 2005, Active Assets Money Trust accrued to the Administrator total compensation under its Administration Agreement in the amount of $7,470,138.

     For the period November 1, 2004 through June 30, 2005, Active Assets Tax-Free Trust accrued to the Administrator total compensation under its Administration Agreement in the amount of $973,325.

     For the period November 1, 2004 through June 30, 2005, Active Assets California Tax-Free Trust accrued to the Administrator total compensation under its Administration Agreement in the amount of $233,626.

     For the period November 1, 2004 through June 30, 2005, Active Assets Government Securities Trust accrued to the Administrator total compensation under its Administration Agreement in the amount of $366,942.

     Although the entities providing administrative services to the Funds have changed, the Morgan Stanley personnel performing such services will remain the same. Furthermore, the changes did not result in any increase in the amount of total combined fees paid by the Funds for investment advisory and administrative services, or any decrease in the nature or quality of the investment advisory or administrative services received by the Funds.


B. PRINCIPAL UNDERWRITER

     Each Fund's principal underwriter is the Distributor (which has the same address as the Investment Adviser). In this capacity, each Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of each Fund. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

     The Distributor bears all expenses it may incur in providing services under each Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of each Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of each Fund's shares. Each Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. Each Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

     Each Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT ADVISER AND ADMINISTRATOR

     The Investment Adviser manages the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Adviser obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of each Fund in a manner consistent with its investment objective.

     Under the terms of each Administration Agreement, the Administrator maintains certain of each Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help and bookkeeping as each Fund may reasonably require in the conduct of its business. The Administrator also assists in the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of the independent registered public accounting firm and attorneys is, in the opinion of the Administrator, necessary or desirable). The Administrator also bears the cost of telephone service, heat, light, power and other utilities provided to the Funds.


     Expenses not expressly assumed by the Investment Adviser under each Investment Advisory Agreement or by the Administrator under each Administration Agreement or by the Distributor will be paid by the applicable Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of each Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of each Fund and supplements thereto to the Funds' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Adviser or any corporate affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Funds' shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Funds or of the Investment Adviser (not including compensation or expenses of attorneys who are employees of the Investment Adviser); fees and expenses of the Funds' independent registered public accounting firm; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of each Fund's operation.


     Each Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to the Fund or any of its investors for any act or omission by the Investment Adviser or for any losses sustained by the Fund or its investors.

     Each Investment Advisory Agreement will remain in effect from year to year thereafter, provided continuance of the Investment Advisory Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the applicable Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Independent Trustees.

     Each Administration Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Administrator is not liable to each Fund or any of its investors for any act or omission by the Administrator or for any losses sustained by each Fund or its investors. Each Administration Agreement will continue unless terminated by either party by written notice delivered to the other party within 30 days.

D. RULE 12b-1 PLAN

     In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between each Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of each Fund's shares (a "Plan").

     Each Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the respective Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under each Plan: (1) compensation to and expenses of Morgan Stanley DW's and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of each Fund's shares; (3) expenses incurred in connection with promoting sales of each Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

     Morgan Stanley DW Financial Advisors are paid an annual residual commission, currently a residual of up to 0.15% of the current value of the respective accounts for which they are the Financial Advisor of record. The residual is a charge which reflects residual commissions paid by Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's expenses associated with the servicing of shareholders' accounts, including the expenses of operating Morgan Stanley DW's branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

     Each Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of each Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by each Fund, the Investment Adviser provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by each Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


     Active Assets Money Trust reimbursed $22,314,370 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2005. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by Active Assets Money Trust to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing of Prospectuses to other than current shareholders -- $0; (iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; (vi) and other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $22,314,370. No payments under the Plan were made for interest, carrying or other financing charges.

     Active Assets Tax-Free Trust reimbursed $2,968,377 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2005. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by Active Assets Tax-Free Trust to the distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing of Prospectuses to other than current shareholders -- $0; (iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $2,968,377. No payments under the Plan were made for interest, carrying or other financing charges.

     Active Assets California Tax-Free Trust reimbursed $709,565 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2005. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by Active Assets California Tax-Free Trust to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing of Prospectuses to other than current shareholders -- $0; (iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $709,565. No payments under the Plan were made for interest, carrying or other financing charges.

     Active Assets Government Securities Trust reimbursed $1,100,263 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2005. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by Active Assets Government Securities Trust to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing of Prospectuses to other than current shareholders -- $0; (iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $1,100,263. No payments under the Plan were made for interest, carrying or other financing charges.


     Under each Plan, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

     Under each Plan, the Distributor provides each Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore;
(2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of each Plan they consider its continued appropriateness and the level of compensation provided therein.

     No interested person of each Fund nor any Independent Trustee has any direct financial interest in the operation of each Plan except to the extent that the Distributor, the Investment Adviser, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of each Plan or as a result of receiving a portion of the amounts expended thereunder by the respective Fund.

     On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether each Plan should be continued. Prior to approving the most recent continuation of each Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue each Plan, the Trustees considered: (1) the applicable Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the applicable Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that the Plan is essential to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, is essential for effective investment management; and without the reimbursement of distribution and account maintenance expenses of Morgan Stanley DW's branch offices made possible by the 12b-1 fees, Morgan Stanley DW could not establish and maintain an effective system for distribution, servicing of the Funds' shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the applicable Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of each Plan would be in the best interest of the applicable Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of each Plan, they will consider its continued appropriateness and the level of compensation provided therein.

     Each Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the respective Fund, and all material amendments to the Plan must also be approved by the Trustees. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the respective Fund (as defined in the Investment Company Act) on not more than 30 days' written notice to any other party to the Plan. So long as a Fund's Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

E. OTHER SERVICE PROVIDERS

     (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

     Morgan Stanley Trust is the Transfer Agent for each Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.

     (2) CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Bank of New York, 100 Church Street, New York, NY 10286 is the Custodian for each Fund's assets. Any of the Funds' cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


     Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of each Fund. The Funds' independent registered public accounting firm is responsible for auditing the annual financial statements.


     (3) AFFILIATED PERSONS

     The Transfer Agent is an affiliate of the Investment Adviser and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from each Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

F. CODES OF ETHICS


     The Funds, the Investment Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Funds, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a preclearance requirement with respect to personal securities transactions.


G. PROXY VOTING POLICY AND PROXY VOTING RECORD

     The Board of Trustees believes that the voting of proxies on securities held by each Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Investment Adviser. The following is a summary of the Investment Adviser's Proxy Voting Policy ("Proxy Policy").


     The Investment Adviser uses its best efforts to vote proxies on securities held in each Fund as part of its authority to manage, acquire and dispose of Fund assets. In this regard, the Investment Adviser has formed a Proxy Review Committee ("Committee") comprised of senior investment professionals that is responsible for creating and implementing the Proxy Policy. The Committee meets monthly but may meet more frequently as conditions warrant. The Proxy Policy provides that the Investment Adviser will vote proxies in the best interests of clients consistent with the objective of maximizing long-term investment returns. The Proxy Policy provides that the Investment Adviser will generally vote proxies in accordance with pre-determined guidelines contained in the Proxy Policy. The Investment Adviser may vote in a manner that is not consistent with the pre-determined guidelines, provided that the vote is approved by the Committee. The Investment Adviser generally will not vote a proxy if it has sold the affected security between the record date and the meeting date.


     The Proxy Policy provides that, unless otherwise determined by the Committee, votes will be cast in the manner described below:

     -  Generally, routine proposals will be voted in support of management.

     - With regard to the election of directors, where no conflict exists and where no specific governance deficiency has been noted, votes will be cast in support of management's nominees.


     - The Investment Adviser will vote in accordance with management's recommendation with respect to certain non-routine proposals (i.e., reasonable capitalization changes, stock repurchase programs, stock splits, certain compensation-related matters, certain anti-takeover measures, etc.).

     - The Investment Adviser will vote against certain non-routine proposals (i.e., unreasonable capitalization changes, establishment of cumulative voting rights for the election of directors, requiring supermajority shareholder votes to amend by-laws, indemnification of auditors, etc.) (notwithstanding management support).


     - The Investment Adviser will vote in its discretion with respect to certain non-routine proposals (i.e., mergers, acquisitions, take-overs, spin-offs, etc.) which may have a substantive financial or best interest impact on an issuer.


     - The Investment Adviser will vote for certain proposals it believes call for reasonable charter provisions or corporate governance practices (i.e., requiring auditors to attend annual shareholder meetings, requiring that members of compensation, nominating and audit committees be independent, reducing or eliminating supermajority voting requirements, etc).

     - The Investment Adviser will vote against certain proposals it believes call for unreasonable charter provisions or corporate governance practices (i.e., proposals to declassify boards, proposals to require a company to prepare reports that are costly to provide or that would require duplicative efforts or expenditure that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders, etc.)

     - Certain other proposals (i.e., proposals requiring directors to own large amounts of company stock to be eligible for election, requiring diversity of board membership relating to broad based social, religious or ethnic groups, etc.) generally are evaluated by the Committee based on the nature of the proposal and the likely impact on shareholders.

     While the proxy voting process is well-established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-U.S. companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent the Investment Adviser's ability to vote such proxies. As a result, non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to the Fund of voting such proxies.

CONFLICTS OF INTEREST

     If the Committee determines that an issue raises a material conflict of interest, or gives rise to a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict in question and that the Committee will have sole discretion to cast a vote.

THIRD PARTIES

     To assist in its responsibility for voting proxies, the Investment Adviser has retained Institutional Shareholder Services ("ISS") and Glass Lewis, as experts in the proxy voting and corporate governance area. In addition to ISS and Glass Lewis, the Investment Adviser may from time to time retain other proxy research providers. ISS, Glass Lewis and these other research providers are referred to as "Research Proivders." The services provided to the Investment Adviser by the Research Providers include in-depth research, global issuer analysis, and voting recommendations. While the Investment Adviser may review and utilize recommendations made by the Research Providers in making proxy voting decisions, it is in no way obligated to follow such recommendations. In addition to research, the Research Providers provide vote execution, reporting, and recordkeeping. The Committee carefully monitors and supervises the services provided by the Research Providers.

FURTHER INFORMATION


     A copy of the Proxy Policy, as well as each Fund's most recent proxy voting record filed with the SEC are available without charge on our web site at www.morganstanley.com/funds. The Fund's proxy voting record is also available without charge on the SEC's web site at www.sec.gov.


H. REVENUE SHARING

     The Investment Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Funds, to Morgan Stanley DW and certain unaffiliated brokers, dealers or other financial intermediaries ("Intermediaries") in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Investment Adviser or the Distributor may pay additional compensation to Morgan Stanley DW and to Intermediaries for the purpose of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Intermediary's customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), the Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Investment Adviser and/or Distributor.

     Morgan Stanley DW has an arrangement whereby the Funds' investment adviser, out of its own assets, pays Morgan Stanley DW an amount up to 0.18% annually of the value of the shares of the following money market funds held in Morgan Stanley DW accounts: New York Municipal Money Market Trust; Tax-Free Daily Income Trust; U.S. Government Money Market Trust; Liquid Asset Fund Inc.; Active Assets Institutional Money Trust; Active Assets California Tax Free Trust; Active Assets Government Securities Trust; Active Assets Tax Free Trust; Active Assets Money Trust; Active Assets Institutional Government Securities Trust; and California Tax-Free Daily Income Trust.

     In addition, for the Active Assets Institutional Government Securities Trust and the Active Assets Institutional Money Trust, Morgan Stanley Funds' Investment Manager pays Morgan Stanley DW an additional 0.03% annually of the value of shares held in Morgan Stanley DW accounts.

     The prospect of receiving, or the receipt of, additional compensation, as described above, by Morgan Stanley DW or other Intermediaries may provide Morgan Stanley DW or other Intermediaries and/or Financial Advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley DW or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

     You should review carefully any disclosure by such brokers, dealers or other Intermediaries as to their compensation.



VI. BROKERAGE ALLOCATION AND OTHER PRACTICES

A. BROKERAGE TRANSACTIONS

     Subject to the general supervision of the Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Each Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, each Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

     During the fiscal years ended June 30, 2003, 2004 and 2005, the Funds paid no such brokerage commissions or concessions.

B. COMMISSIONS

     Pursuant to an order of the SEC, each Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. Each Fund will limit its transactions with Morgan Stanley DW to U.S. government and government agency securities, bank money instruments (i.e. certificates of deposit and bankers' acceptances) and commercial paper (not including tax-exempt municipal paper). The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.

     During the fiscal years ended June 30, 2003, 2004 and 2005, the Funds did not effect any principal transactions with Morgan Stanley DW.

     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for a Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Funds do not reduce the management fee they pay to the Investment Adviser by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.


     During the fiscal years ended June 30, 2003, 2004 and 2005, the Funds paid no brokerage commissions to an affiliated broker or dealer.


C. BROKERAGE SELECTION

     The policy of each Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

     In seeking to implement the Funds' policies, the Investment Adviser effects transactions with those brokers and dealers who the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Adviser believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Adviser. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

     The information and services received by the Investment Adviser from brokers and dealers may be utilized by the Investment Adviser and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Adviser and thereby reduce its expenses, it is of indeterminable value and the Funds do not reduce the management fee they pay to the Investment Adviser by any amount that may be attributable to the value of such services.

     The Investment Adviser and certain of its affiliates, currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser or advisor to others. It is the practice of the Investment Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Funds and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts. The Investment Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. DIRECTED BROKERAGE

     During the fiscal year ended June 30, 2005, the Funds did not pay any brokerage commissions to brokers because of research services provided.

E. REGULAR BROKER-DEALERS


     During the fiscal year ended June 30, 2005, Active Assets Money Trust purchased securities issued by Banc of America Securities LLC, Barclays Capital Inc., Citigroup Global Markets, Goldman Sachs Group Inc., Morgan (J.P.) Securities Inc., Prudential Securities Inc. and UBS Securities LLC, which issuers were among the top ten brokers or dealers which executed transactions for or with Active Assets Money Trust in the largest dollar amounts during the year. At June 30, 2005, Active Assets Money Trust held securities issued by UBS Securities LLC, Royal Bank of Scotland, Banc of America Securities LLC, Citigroup Global Markets, Barclays Capital Inc. and JPMorgan Chase & Co. with market values of $1,062,839,846, $1,010,725,579, $1,000,000,000 and
$744,272,695, $1,009,094,632 and $100,000,000, respectively.

     During the fiscal year ended June 30, 2005, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Funds in the largest dollar amounts during the year. At June 30, 2005, the Funds did not own any securities issued by any of such issuers.


VII. CAPITAL STOCK AND OTHER SECURITIES

     The shareholders of each Fund are entitled to a full vote for each full share of beneficial interest held. The Funds are authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

     Each Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares.

     The Funds are not required to hold annual meetings of shareholders and in ordinary circumstances the Funds do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or each Fund's Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the respective Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to each Fund's shareholders of personal liability is remote.

     All of the Trustees, except for James F. Higgins, Joseph J. Kearns and Fergus Reid, have been elected by the shareholders of each Fund, most recently at a special meeting of each Fund's shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in each Fund's Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES

A. PURCHASE/REDEMPTION OF SHARES

     Information concerning how the Funds' shares are offered (and how they are redeemed) is provided in the Funds' PROSPECTUS.

     TRANSFER AGENT AS AGENT. With respect to the redemption of the Funds' shares or the application of proceeds to the purchase of new shares in a Fund, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer in the performance of such functions. With respect to redemptions, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

B. OFFERING PRICE

     The price of each Fund's shares, called "net asset value," is based on the value of the Fund's portfolio securities.

     Each Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. Each Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses marked-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

     The use of the amortized cost method to value the portfolio securities of each Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Investment Company Act and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Funds' shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

     Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which a Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

     A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

     An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) an Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees;
(iii) in addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). Each Fund will limit its investments to securities that meet the requirements for Eligible Securities.

     As permitted by the Rule, the Trustees have delegated to the Funds' Investment Adviser the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

     Also, as required by the Rule, each Fund will limit its investments in securities, other than government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, with respect to 75% of its total assets no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

     The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

     The Rule further requires that each Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

     If the Trustees determine that it is no longer in the best interests of a Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS

     Active Assets Money Trust and Active Assets Government Securities Trust will generally pay ordinary dividends. Active Assets Tax-Free Trust will generally pay tax-exempt dividends that are normally exempt from federal (but not state) income tax. Active Assets California Tax-Free Trust will generally pay tax-exempt dividends that are normally exempt from federal and California income tax. Each Fund will also make distributions of short-term gains which will be taxed as ordinary income when distributed to shareholders. Long-term capital gain distributions may also be made, although it is not anticipated that there will be any significant long-term capital gains. These types of distributions are reported differently on a shareholder's income tax return. The tax treatment of the investment activities of a Fund will affect the amount, timing and character of the distributions made by the Fund. The following discussion is only a summary of certain tax considerations generally affecting the Funds and shareholders of the Funds and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

     INVESTMENT COMPANY TAXATION. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, each Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders.

     Each Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. Each Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Fund may instead determine to retain all or part of any capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by a Fund will generally be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses.

     In computing net investment income, each Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

     Under certain tax rules, the Active Assets Money Trust and the Active Assets Government Securities Trust may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Funds receive no payments in cash on the security during the year. To the extent that the Funds invest in such securities, they would be required to pay out such income as an income distribution in order to avoid taxation at the Fund level. Such distributions will be made from available cash of the Funds or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Adviser will select which securities to sell. The Funds may realize gain or loss from such sales. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

     All or a portion of any of Active Assets Tax-Free Trust's and Active Assets California Tax-Free Trust's gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Active Assets Tax-Free Trust and the Active Assets California Tax-Free Trust could be affected. In that event, the Funds would re-evaluate their investment objective and policies.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust intend to qualify to pay "exempt-interest dividends" to their shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of their assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by a Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

     Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust intend to invest a portion of their assets in certain "private activity bonds." As a result, a portion of the exempt-interest dividends paid by each Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

     Shareholders normally will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such payments in additional shares or cash. Under current law, a portion of the ordinary income dividends received by a shareholder may be taxed at the same rates as long-term capital gains. However, even if income received in the form of ordinary income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted offset ordinary income dividends with capital losses when calculating your net capital gains or losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

     Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the applicable Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009, and the maximum rate on all dividends would move to 35% in 2009 and 39.6% in 2011.

     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from a Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December to shareholders of record of such month and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31.

     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Fund of any taxable interest income and short-term capital gains. Recently enacted legislation amends certain rules relating to regulated investment companies. This legislation, among other things, modifies the federal income tax treatment of certain distributions to foreign investors. The Funds will no longer be required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by the Funds as "interest-related dividends" or "short-term capital gain dividends," provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. Currently, however, the Funds will continue to withhold these amounts regardless of the fact that it is no longer required to do so. Distributions attributable to gains from "U.S. real property interests" (including certain U.S. real property holding corporations) will generally be subject to federal withholding tax and may give rise to an obligation on the part of the foreign shareholder to file a U.S. tax return. Also, such gain may be subject to a 30% branch profit tax in the hands of a foreign shareholder that is a corporation. The provisions contained in the legislation relating to distributions to foreign persons generally would apply to distributions with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the legislation.

     After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and, for shareholders of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

     PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES. In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009. However, as each Fund intends to maintain its share price at $1.00, preserving the principal value of a shareholder's investment, a shareholder generally will not realize gain or loss on the sale or redemption of shares in a Fund.

     Gain or loss on the sale or redemption of shares in a Fund is measured by the difference between the amount received and the adjusted tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

     OTHER CONSIDERATIONS. Interest on indebtedness incurred by shareholders to purchase or carry shares of Active Assets Tax-Free Trust or Active Assets California Tax-Free Trust is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of Active Assets Tax-Free Trust or Active Assets California Tax-Free Trust. "Substantial user" is defined generally by Treasury Regulations Section 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

     CALIFORNIA STATE TAX. Individual shareholders of Active Assets California Tax-Free Trust who reside in California will not be subject to California personal income tax on distributions received from the Fund to the extent such distributions are attributable to interest received by the Fund during its taxable year on obligations, the interest on which (when held by an individual) is exempt from taxation under California law.

     To the extent that dividends are derived from interest on California tax-exempt securities and on certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local issuers or in U.S. obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible.

     The portion of dividends constituting exempt-interest dividends is that portion derived from interest on obligations which pay interest excludable from California personal income under California law. The total amount of California exempt-interest dividends paid by the Fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by the Fund during such year on such obligations less any expenses and expenditures (including dividends paid to corporate to pay dividends to California residents which will be exempt from California personal income taxes. Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income alternative minimum tax purposes.

     Because, unlike federal law, California law does not impose personal income tax on an individual's Social Security benefits, the receipt of California exempt-interest dividends will have no effect on an individual's California personal income tax.

     Individual shareholders will normally be subject to federal and California personal income tax on dividends paid from interest income derived from taxable securities and distributions of net capital gains. In addition, distributions other than exempt-interest dividends to such shareholders are includable in income subject to the California alternative minimum tax. For federal income tax and California personal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the fund and regardless of whether the distribution is received in additional shares or in cash. The maximum federal capital gains rate for individuals is 20% with respect to capital assets held more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. In addition, unlike federal law, the shareholders of the Fund will not be subject to tax, or receive a credit for tax paid by the Fund, on undistributed capital gains, if any.

     Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, generally will not be deductible by the investor for federal or state personal income tax purposes. In addition, as a result of California's incorporation of certain provisions of the Code, a loss realized by a shareholder upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution.

Finally, any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the Fund may be disallowed under the "wash sale" rules.

     The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the Prospectus. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to California franchise tax for corporate shareholders. In addition, distributions from investment income and capital gains may be subject to state taxes in states other than California, and to local taxes.

X. UNDERWRITERS

     Each Fund's shares are offered on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. PERFORMANCE DATA


     Active Assets Money Trust's current yield for the seven days ending June 30, 2005 was 2.80%. The seven day effective annual yield on June 30, 2005 was 2.83%, assuming daily compounding.

     Active Assets Tax-Free Trust's current yield for the seven days ending June 30, 2005 was 1.95%. The seven day effective annual yield on June 30, 2005 was 1.97%, assuming daily compounding. Based upon a federal personal income tax bracket of 35.00%, Active Assets Tax-Free Trust's tax-equivalent yield for the seven days ending June 30, 2005 was 3.00%.

     Active Assets California Tax-Free Trust's current yield for the seven days ending June 30, 2005 was 1.76%. The seven day effective annual yield on June 30, 2005 was 1.78%, assuming daily compounding. Based upon a combined federal and California personal income tax bracket of 41.05%, Active Assets California Tax-Free Trust's tax-equivalent yield for the seven days ended June 30, 2005 was 2.99%.

     Active Assets Government Securities Trust's current yield for the seven days ending June 30, 2005 was 2.53%. The seven day effective annual yield on June 30, 2005 was 2.57%, assuming daily compounding.


XII. FINANCIAL STATEMENTS


     The Funds' audited financial statements for the fiscal year ended June 30, 2005, including notes thereto and the report of Deloitte & Touche LLP, are herein incorporated by reference from the Funds' annual reports. Copies of the Funds' ANNUAL REPORTS TO SHAREHOLDERS must accompany the delivery of this STATEMENT OF ADDITIONAL INFORMATION.


XIII. FUND COUNSEL

     Clifford Chance US LLP, located at 31 West 52nd Street, New York, NY 10019, acts as the Funds' legal counsel.

                                      *****

     This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Funds have filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

                          ACTIVE ASSETS TAX-FREE TRUST
                                     PART C
                                OTHER INFORMATION

ITEM 23. Exhibits

(a)(1). Declaration of Trust of the Registrant, dated March 27, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

   (2). Amendment dated May 21, 1994 to the Declaration of Trust is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N1-A, filed on August 29, 1995.

   (3). Amendment dated December 17, 1984 to the Declaration of Trust is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

(b). Amended and Restated By-Laws of the Registrant, dated April 24, 2003, is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on August 29, 2003.

(c).     Not Applicable.

(d). Amended and Restated Investment Advisory Agreement, dated November 1, 2004, is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Morgan Stanley Small-Mid Special Value Fund, filed on June 24, 2005.

(e)(1). Amended and Restated Distribution Agreement dated May 31, 1997 is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 22, 1997.

   (2). Selected Dealer Agreement, dated January 4, 1993, between Morgan Stanley Distributors Inc. and Morgan Stanley DW Inc. is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

   (f). Second Amended and Restated Retirement Plan for Non-Interested Directors or Trustees is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

(g)(1). Custody Agreement between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

   (2). Amendment dated April 17, 1996 to the Custody Agreement is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on August 22, 1996.

   (3). Amendment to the Custody Agreement dated June 15, 2001, is incorporated herein by reference to Exhibit 7(c) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on August 27, 2001.

   (4). Foreign Custody Manager Agreement dated June 15, 2001, is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on August 27, 2001.

(h)(1). Amended and Restated Transfer Agency and Service Agreement, dated November 1, 2004, between the Registrant and Morgan Stanley Services Company Inc., is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

   (2). Administration Agreement, dated November 1, 2004, between the Registrant and Morgan Stanley Services Company Inc., is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

(i)(1). Opinion of Clifford Chance US LLP is incorporated herein by reference to Exhibit (i)(1) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on August 30, 2004.

   (2).  Consent of Clifford Chance US LLP, filed herein.

   (3). Opinion of Dechert LLP, Massachusetts Counsel, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on August 30, 2004.

(j).     Consent of Independent Registered Public Accounting Firm, filed herein.

(k).     Not Applicable.

(l).     Not Applicable.

(m). Amended and Restated Plan of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit l5 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 22, 1997.

(n).     Not Applicable.

(o).     Not Applicable.

(p)(1). Code of Ethics of Morgan Stanley Investment Management, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

   (2). Code of Ethics of Morgan Stanley Funds, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

(q). Powers of Attorney of Trustees, dated May 1, 2005, is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

     None

ITEM 25. INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust, neither the Investment Adviser nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant. Pursuant to Section 9 of the Registrant's Investment Advisory Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement, the Investment Adviser shall not be liable to the Registrant or any of its investors for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Registrant or its investors. Pursuant to Section 7 of the Registrant's Administration Agreement, the Administrator will use its best efforts in the performance of administrative activities on behalf of each fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations hereunder, the Administrator shall not be liable to the Fund or any of its investors for any error of judgment or mistake of law or for any act or omission by the Administrator or for any losses sustained by the Fund or its investors.

     Pursuant to Section 7 of the Registrant's Underwriting Agreement, the Registrant shall indemnify and hold harmless the Underwriter and each person, if any, who controls the Underwriter against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any Shares, which may be based upon the 1933 Act, or on any other statute or at common law, on the grounds that the Registration Statement or related Prospectus and Statement of Additional Information, as from time to time amended and supplemented, or the annual or interim reports to shareholders of the Registrant, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant in connection therewith by or on behalf of the Underwriter; provided, however, that in no case (i) is the indemnity of the Registrant in favor of the Underwriter and any such controlling persons to be deemed to protect the Underwriter or any such controlling persons thereof against any liability to the Registrant or its security holders to which the Underwriter or any such controlling persons would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under this Agreement; or (ii) is the Registrant to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Underwriter or any such controlling persons, unless the Underwriter or any such controlling persons, as the case may be, shall have notified the Registrant in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Underwriter or such controlling persons (or after the Underwriter or such controlling persons shall have received notice of such service on any designated agent), but failure to notify the Registrant of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940 ("Investment Company Act"), so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     The Registrant, in conjunction with the Investment Adviser, the Registrant's Trustees, and other registered investment management companies managed by the Investment Adviser, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the

Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     See "Fund Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding directors and officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Investment Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley & Co. Incorporated. Set forth below is the name and principal business address of each company for which each director or officer of Morgan Stanley Investment Advisors Serves as a director, officer or employee:

MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY FUNDS
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 Avenue of the Americas, New York, New York 10020

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED ("MORGAN STANLEY & CO.
INTERNATIONAL")
25 Cabot Square, London, England

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

    NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS        INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------    -------------------------------------------------------------------
Barry Fink                            Managing Director and General Counsel of Morgan Stanley Investment
Managing Director,                    Management; Managing Director and Director of Morgan Stanley
and Director                          Services; Managing Director, Secretary, and Director of Morgan
                                      Stanley Distributors; Vice President of the Morgan Stanley Funds.

Joseph J. McAlinden                   Chief Investment Officer and Managing Director of Morgan Stanley
Managing Director and                 Investment Management Inc.
Chief Investment Officer

Ronald E. Robison                     President and Principal Executive Officer of Funds in the Fund
Managing Director, Chief              Complex; Managing Director, Chief Administrative Officer and
Administrative Officer and            Director of Morgan Stanley Services; Chief Executive Officer and
Director                              Director of Morgan Stanley Trust; Managing Director of Morgan
                                      Stanley Distributors; Director of Morgan Stanley SICAV.

P. Dominic Caldecott                  Managing Director of Morgan Stanley Investment Management Inc. and
Managing Director                     Morgan Stanley Dean Witter Investment Management Limited; Vice
                                      President and Investment Manager of Morgan Stanley & Co.
                                      International.

    NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS        INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------    ------------------------------------------------------------------
Rajesh K. Gupta                       Managing Director and Chief Administrative Officer-Investments of
Managing Director and                 Morgan Stanley Investment Management Inc.
Chief Administrative Officer-
Investments

John B. Kemp, III                     President and Chief Executive Officer of Morgan Stanley Distributors.
Executive Director

Francis J. Smith                      Executive Director of Morgan Stanley Services; Vice President and
Executive Director                    Chief Financial Officer of the Morgan Stanley Funds.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust

(2)  Active Assets Government Securities Trust

(3)  Active Assets Institutional Government Securities Trust

(4)  Active Assets Institutional Money Trust

(5)  Active Assets Money Trust

(6)  Active Assets Tax-Free Trust

(7)  Morgan Stanley Aggressive Equity Fund

(8)  Morgan Stanley Allocator Fund

(9)  Morgan Stanley American Opportunities Fund

(10) Morgan Stanley Balanced Growth Fund

(11) Morgan Stanley Balanced Income Fund

(12) Morgan Stanley Biotechnology Fund

(13) Morgan Stanley California Tax-Free Daily Income Trust

(14) Morgan Stanley California Tax-Free Income Fund

(15) Morgan Stanley Capital Opportunities Trust

(16) Morgan Stanley Convertible Securities Trust

(17) Morgan Stanley Developing Growth Securities Trust

(18) Morgan Stanley Dividend Growth Securities Inc.

(19) Morgan Stanley Equally-Weighted S&P 500 Fund

(20) Morgan Stanley European Equity Fund Inc.

(21) Morgan Stanley Financial Services Trust

(22) Morgan Stanley Flexible Income Trust

(23) Morgan Stanley Fundamental Value Fund

(24) Morgan Stanley Global Advantage Fund

(25) Morgan Stanley Global Dividend Growth Securities

(26) Morgan Stanley Global Utilities Fund

(27) Morgan Stanley Growth Fund

(28) Morgan Stanley Health Sciences Trust

(29) Morgan Stanley High Yield Securities Inc.

(30) Morgan Stanley Income Builder Fund

(31) Morgan Stanley Income Trust

(32) Morgan Stanley Information Fund

(33) Morgan Stanley International Fund

(34) Morgan Stanley International SmallCap Fund

(35) Morgan Stanley International Value Equity Fund

(36) Morgan Stanley Japan Fund

(37) Morgan Stanley KLD Social Index Fund

(38) Morgan Stanley Limited Duration Fund

(39) Morgan Stanley Limited Duration U.S. Treasury Trust

(40) Morgan Stanley Limited Term Municipal Trust

(41) Morgan Stanley Liquid Asset Fund Inc.

(42) Morgan Stanley Mid-Cap Value Fund

(43) Morgan Stanley Mortgage Securities Trust

(44) Morgan Stanley Multi-Asset Class Fund

(45) Morgan Stanley Nasdaq-100 Index Fund

(46) Morgan Stanley Natural Resource Development Securities Inc.

(47) Morgan Stanley New York Municipal Money Market Trust

(48) Morgan Stanley New York Tax-Free Income Fund

(49) Morgan Stanley Pacific Growth Fund Inc.

(50) Morgan Stanley Prime Income Trust

(51) Morgan Stanley Real Estate Fund

(52) Morgan Stanley S&P 500 Index Fund

(53) Morgan Stanley Select Dimensions Investment Series

(54) Morgan Stanley Small-Mid Special Value Fund

(55) Morgan Stanley Special Growth Fund

(56) Morgan Stanley Special Value Fund

(57) Morgan Stanley Strategist Fund

(58) Morgan Stanley Tax-Exempt Securities Trust

(59) Morgan Stanley Tax-Free Daily Income Trust

(60) Morgan Stanley Total Market Index Fund

(61) Morgan Stanley Total Return Trust

(62) Morgan Stanley U.S. Government Money Market Trust

(63) Morgan Stanley U.S. Government Securities Trust

(64) Morgan Stanley Utilities Fund

(65) Morgan Stanley Value Fund

(66) Morgan Stanley Variable Investment Series

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 25 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. None of the following persons has any position or office with the Registrant.

                                            POSITIONS AND OFFICE WITH
NAME                                       MORGAN STANLEY DISTRIBUTORS
----                                -------------------------------------------
Fred Gonfiantini                    Executive Director and Financial Operations
                                     Principal of Morgan Stanley Distributors

(c)   Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act, and the rules promulgated thereunder, are maintained as follows:

                       The Bank of New York
                       100 Church Street
                       New York, New York 10286
                       (records relating to its function as custodian)

                       Morgan Stanley Investment Advisors Inc.
                       1221 Avenue of the Americas
                       New York, New York 10020
                       (records relating to its function as investment adviser)

                       Morgan Stanley Trust
                       Harborside Financial Center, Plaza Two
                       2nd Floor
                       Jersey City, New Jersey 07311
                       (records relating to its function as transfer agent and dividend disbursing agent)

                       Morgan Stanley Services Company Inc.
                       Harborside Financial Center, Plaza Two
                       7th Floor
                       Jersey City, New Jersey 07311
                       (records relating to its function as administrator)

ITEM 29. MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

ITEM 30. UNDERTAKINGS

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of October, 2005.

                                    ACTIVE ASSETS TAX-FREE TRUST

                                    By:      /S/ RONALD E. ROBISON
                                        ----------------------------------------
                                             Ronald E. Robison
                                             PRINCIPAL EXECUTIVE OFFICER

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURES                                        TITLE                  DATE
            ----------                                        -----                  ----
(1) Principal Executive Officer              President and Principal
                                             Executive Officer

By:           /s/ RONALD E. ROBISON
    ---------------------------------------
              Ronald E. Robison                                                 October 28, 2005


(2) Principal Financial Officer              Chief Financial Officer


By:           /s/ FRANCIS J. SMITH
    ---------------------------------------
              Francis J. Smith                                                  October 28, 2005


(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    James F. Higgins


By:           /s/ BARRY FINK
    ---------------------------------------
              Barry Fink
              Attorney-in-Fact                                                  October 28, 2005

    Michael Bozic         Joseph J. Kearns
    Edwin J. Garn         Michael E. Nugent
    Wayne E. Hedien       Fergus Reid
    Manuel H. Johnson


By:           /s/ CARL FRISCHLING
    ---------------------------------------
              Carl Frischling
              Attorney-in-Fact                                                  October 28, 2005

                          ACTIVE ASSETS TAX-FREE TRUST

                                  EXHIBIT INDEX

(i)(2). -- Consent of Clifford Chance US LLP.

(j).    -- Consent of Independent Registered Public Accounting Firm.